     As filed with the Securities and Exchange Commission on April 10, 2003.
                                                               File No. 33-83654
                                                                       811-08772
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                 [ ]
                                     ------
         Post-Effective Amendment No.   14                           [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   9                                           [X]
                       -----


                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT FIVE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2003, pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ____________, pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                   PART A

DIRECTOR LIFE
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                                    [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Director Life. Please read it carefully.

Director Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:



                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Global Advisers Fund Sub-Account                   Class IA of Hartford Global Advisers HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Health Fund Sub-Account                     Class IA of Hartford Global Health HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Leaders Fund Sub-Account                    Class IA of Hartford Global Leaders HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account                 Class IA of Hartford Global Technology HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford High Yield Fund Sub-Account                        Class IA of Hartford High Yield HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund of Hartford Series Fund, Inc.


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund of Hartford
                                                              Series Fund, Inc.


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).


This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2003

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            8
----------------------------------------------------------------------
YOUR POLICY                                                      10
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              14
----------------------------------------------------------------------
LOANS                                                            15
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       16
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                20
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        22
----------------------------------------------------------------------
APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       23
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

             CHARGE                      WHEN CHARGE IS DEDUCTED                       AMOUNT DEDUCTED
 Surrender Charges (1)           When you fully or partially surrender     MAXIMUM CHARGE
                                 your policy.                              7.5% of the amount surrendered.
 Unamortized Tax Charge (2)      Upon surrender or partial surrender of    MAXIMUM CHARGE
                                 the policy.                               2.25% of the Account Value.

(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows: 7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%, 0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


             CHARGE                     WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
Cost of Insurance Charges (3)      Monthly.                            MINIMUM CHARGE
                                                                       $0.68 per $1,000 net amount at risk for a
                                                                       10-year-old female non-smoker in the first
                                                                       year
                                                                       MAXIMUM CHARGE
                                                                       $239.08 per $1,000 net amount at risk for
                                                                       a 90-year-old male smoker in the first
                                                                       year
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $14.26 per $1,000 net amount at risk for a
                                                                       65-year-old female non-smoker in the first
                                                                       year.
Mortality and Expense Risk         Monthly.                            .90% (annualized) of Sub-Account Value
Charge
Tax Expense Charge                 Monthly.                            .40% (annualized) of Account Value for
                                                                       Policy Years 1-10
Annual Maintenance Fee             On Policy Anniversary Date or       $30.00
                                   upon surrender of the policy.
Administrative Charge              Monthly.                            .25% (annualized) of Sub-Account Value
Loan Interest Rate (4)             Monthly if you have taken a loan    6%
                                   on your policy.

(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.44%      0.91%
---------------------------------------------------------------------------------



                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)



                                                                                   OTHER           TOTAL FUND
                                                              MANAGEMENT FEES     EXPENSES     OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%           0.04%            0.67%
-----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.47%           0.04%            0.51%
-----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.64%           0.05%            0.69%
-----------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%           0.04%            0.69%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                  0.77%           0.06%            0.83%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                    0.85%           0.05%            0.90%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%           0.07%            0.81%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                                0.85%           0.06%            0.91%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%           0.04%            0.79%
-----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.78%           0.04%            0.82%
-----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%           0.04%            0.44%
-----------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.72%           0.09%            0.81%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.68%           0.04%            0.72%
-----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%           0.04%            0.49%
-----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%           0.04%            0.49%
-----------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.73%           0.04%            0.77%
-----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%           0.03%            0.49%
-----------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              3/10/03         A+      Financial strength
---------------------------------------------------------------------------
 Standard & Poor's         12/31/02        AA-      Financial security
                                                    characteristics
---------------------------------------------------------------------------
 Fitch                     10/30/02        AA       Claims paying ability
---------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.

THE FUNDS

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.


Each Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.


The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.


The investment goals of each of the Funds are as follows:



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.



HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------
Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.

Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- During the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY
YEAR             RATE
---------------------------
 1              2.25%
---------------------------
 2              2.00%
---------------------------
 3              1.75%
---------------------------
 4              1.50%
---------------------------
 5              1.25%
---------------------------
 6              1.00%
---------------------------
 7              0.75%
---------------------------
 8              0.50%
---------------------------
 9              0.25%
---------------------------
 10+            0.00%
---------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.25%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

LIMITATIONS ON TRANSFERS OF ACCOUNT VALUE -- This Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.


Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:


- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.


We will apply the procedure to your Policy during each Policy Year.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.


We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:
EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multi-plying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii)any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.
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16                                               HARTFORD LIFE INSURANCE COMPANY
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LAPSE AND REINSTATEMENT

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.


FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


GENERAL



Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.



Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe

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HARTFORD LIFE INSURANCE COMPANY                                               17
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that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



LAST SURVIVOR POLICIES



Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a Policy Owner's Account Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.



MODIFIED ENDOWMENT CONTRACTS



A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



ESTATE GIFT AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's

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18                                               HARTFORD LIFE INSURANCE COMPANY
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estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the Policy Owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this

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HARTFORD LIFE INSURANCE COMPANY                                               19
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prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS



In January 2002, the IRS issued Notice 2002-8 concerning guidance on the federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intended to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlined the rules expected in such proposed regulations, and provided revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further IRS guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code
Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provided some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and stated that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 was unclear as to how current rules would apply to such arrangements, and stated that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



In July 2002 the IRS proposed the regulations referred in Notice 2002-8, and these regulations confirm that generally they would be effective only for arrangements entered into (or "materially modified") after the date on which these regulations are published in final form. The proposed regulations would define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where either (1) at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and the beneficiary of any death benefit amount is designated by the employee (or service provider) or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and the beneficiary of any death benefit amount is designated by the shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.



These proposed regulations also have rules that generally would designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner." Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. These proposed regulations also would require that the parties fully and consistently account for all amounts under either regime, and would provide for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.



Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.

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20                                               HARTFORD LIFE INSURANCE COMPANY
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NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.


Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition, results of operations or cash flows of Hartford Life.



On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million. Hartford Life and ICMG have moved the district court for, among other things, judgment as a matter of law or a new trial, and intend to appeal the judgment if the district court does not set it aside or substantially reduce it. In either event, Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.



On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.


OTHER MATTERS
--------------------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.



LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under

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HARTFORD LIFE INSURANCE COMPANY                                               21
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Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.



FINANCIAL STATEMENTS



You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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22                                               HARTFORD LIFE INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

APPENDIX A
SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCUMULATION FEATURE

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE -- New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS -- Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08772

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

DIRECTOR LIFE
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2003

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         3
----------------------------------------------------------------------
EXPERTS                                                          3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             4
----------------------------------------------------------------------
PERFORMANCE DATA                                                 5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS
--------------------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS -- Except as noted in the paragraph below, the financial statements included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The financial statements of the Separate Account for the year ended
December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.


Hartford has paid no underwriting commissions for its role as Principal Underwriter to HSD.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

The following table shows the performance history of the underlying Funds of the policy as of the period indicated.


                                 DIRECTOR LIFE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002



                                   FUND                                                                                SINCE
SUB-ACCOUNT                   INCEPTION DATE      1 YEAR           3 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund      03/31/1983            -13.79%           -6.56%            2.38%            8.63%           10.36%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund          08/31/1977             10.08%           10.24%            7.26%            7.46%            8.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital
 Appreciation HLS Fund          04/02/1984            -19.70%           -5.42%            6.08%           12.33%           14.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth
 HLS Fund                       03/09/1994            -14.23%           -2.98%            2.29%             N/A            11.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS
 Fund                           03/01/1995             -8.95%           -7.28%            2.16%             N/A             5.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS
 Fund                           05/01/2000            -16.97%             N/A              N/A              N/A             8.90%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS
 Fund                           10/01/1998            -19.51%          -14.54%             N/A              N/A             5.14%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology
 HLS Fund                       05/01/2000            -38.59%             N/A              N/A              N/A           -36.56%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income
 HLS Fund                       05/29/1998            -24.65%          -13.20%             N/A              N/A            -1.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund    10/01/1998             -6.89%           -1.15%             N/A              N/A             1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund         05/01/1987            -22.45%          -14.94%           -1.03%            8.74%            9.32%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International
 Opportunities HLS Fund         07/02/1990            -17.93%          -17.92%           -2.63%            4.01%            2.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund        07/14/1997            -14.22%            1.22%           14.78%             N/A            16.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
 Fund                           06/30/1980              1.44%            3.79%            4.30%            4.46%            6.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities
 HLS Fund                       01/01/1985              8.15%            8.64%            6.79%            6.81%            8.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS
 Fund                           08/09/1996            -30.23%          -19.81%           -0.92%             N/A             3.04%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund         08/31/1977            -24.25%          -14.82%           -0.24%            9.28%           12.08%
---------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE

We have audited the accompanying statement of assets and liabilities, of Hartford Life Insurance Company ("the Company"), Separate Account Five comprising the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Universal Institutional Funds, Inc. High Yield Portfolio, Universal Institutional Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Select Dimensions American Opportunities Portfolio, Morgan Stanley Select Dimensions Balanced Growth Portfolio, Morgan Stanley Select Dimensions Capital Opportunities Portfolio, Morgan Stanley Select Dimensions Developing Growth Portfolio, Morgan Stanley Select Dimensions Diversified Income Portfolio, Morgan Stanley Select Dimensions Dividend Growth Portfolio, Morgan Stanley Dimensions Global Equity Portfolio, Morgan Stanley Select Dimensions Growth Portfolio, Morgan Stanley Select Dimensions Money Market Portfolio, Morgan Stanley Select Dimensions Utilities Portfolio, Morgan Stanley Select Dimensions Value-Added Market Portfolio, Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Van Kampen Life Investment Trust Enterprise Portfolio, and the Van Kampen Life Investment Trust Growth and Income Portfolio, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account Five as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                             HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION       AND GROWTH
                               HLS FUND         HLS FUND         HLS FUND          HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -------------  ----------------  -----------------
ASSETS
  Investments
    Number of Shares.....       3,591,457        1,546,532       1,757,000          1,847,218
                              ===========      ===========     ===========        ===========
    Cost.................     $83,244,889      $16,672,385     $72,845,395        $30,850,648
                              ===========      ===========     ===========        ===========
    Market Value.........     $70,367,130      $18,485,021     $55,698,191        $27,875,981
  Due from Hartford Life
   Insurance Company.....        --                --             --                 --
  Receivable from fund
   shares sold...........             306          --                  217           --
  Other assets...........               8               30             160           --
                              -----------      -----------     -----------        -----------
  Total Assets...........      70,367,444       18,485,051      55,698,568         27,875,981
                              -----------      -----------     -----------        -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....             306          --                  217           --
  Payable for fund shares
   purchased.............        --                --             --                 --
  Other liabilities......        --                --             --                       34
                              -----------      -----------     -----------        -----------
  Total Liabilities......             306          --                  217                 34
                              -----------      -----------     -----------        -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $70,367,138      $18,485,051     $55,698,351        $27,875,947
                              ===========      ===========     ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                              HARTFORD        HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH   HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND        HLS FUND         HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------  ---------------  ---------------  -----------
ASSETS
  Investments
    Number of Shares.....       314,509         126,665         221,919         122,348          182,198        103,674
                             ==========      ==========      ==========      ==========       ==========     ==========
    Cost.................    $3,707,805      $1,615,972      $4,033,760      $1,013,786       $2,401,320     $1,005,794
                             ==========      ==========      ==========      ==========       ==========     ==========
    Market Value.........    $2,879,621      $1,508,814      $2,552,080      $  369,479       $1,603,004     $  879,946
  Due from Hartford Life
   Insurance Company.....       --              --              --              --               --              --
  Receivable from fund
   shares sold...........       --              --              --              --               --              --
  Other assets...........       --                    3         --              --                    11              2
                             ----------      ----------      ----------      ----------       ----------     ----------
  Total Assets...........     2,879,621       1,508,817       2,552,080         369,479        1,603,015        879,948
                             ----------      ----------      ----------      ----------       ----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --              --              --              --               --              --
  Payable for fund shares
   purchased.............       --              --              --              --               --              --
  Other liabilities......             4         --                    6         --               --              --
                             ----------      ----------      ----------      ----------       ----------     ----------
  Total Liabilities......             4         --                    6         --               --              --
                             ----------      ----------      ----------      ----------       ----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $2,879,617      $1,508,817      $2,552,074      $  369,479       $1,603,015     $  879,948
                             ==========      ==========      ==========      ==========       ==========     ==========


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS
  Investments
    Number of Shares.....       644,570
                            ===========
    Cost.................   $15,015,326
                            ===========
    Market Value.........   $15,119,864
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........           145
  Other assets...........             2
                            -----------
  Total Assets...........    15,120,011
                            -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           145
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            -----------
  Total Liabilities......           145
                            -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $15,119,866
                            ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             HARTFORD                                 HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------
ASSETS
  Investments
    Number of Shares.....       956,701       635,732   26,532,386      517,170
                            ===========   ===========  ===========   ==========
    Cost.................   $12,689,287   $12,885,792  $26,532,386   $5,788,497
                            ===========   ===========  ===========   ==========
    Market Value.........   $ 7,328,306   $11,401,281  $26,532,386   $6,211,359
  Due from Hartford Life
   Insurance Company.....       --            --           --            --
  Receivable from fund
   shares sold...........       --                376           89       --
  Other assets...........       --                 53        6,312       --
                            -----------   -----------  -----------   ----------
  Total Assets...........     7,328,306    11,401,710   26,538,787    6,211,359
                            -----------   -----------  -----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                376           89       --
  Payable for fund shares
   purchased.............       --            --           --            --
  Other liabilities......            31       --           --                 9
                            -----------   -----------  -----------   ----------
  Total Liabilities......            31           376           89            9
                            -----------   -----------  -----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 7,328,275   $11,401,334  $26,538,698   $6,211,350
                            ===========   ===========  ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                            UNIVERSAL      UNIVERSAL     MORGAN STANLEY
                                                          INSTITUTIONAL  INSTITUTIONAL  SELECT DIMENSIONS   MORGAN STANLEY
                             HARTFORD                      FUNDS, INC.    FUNDS, INC.       AMERICAN       SELECT DIMENSIONS
                           SMALL COMPANY  HARTFORD STOCK   HIGH YIELD    MID-CAP VALUE    OPPORTUNITIES     BALANCED GROWTH
                             HLS FUND        HLS FUND       PORTFOLIO      PORTFOLIO        PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  --------------  -------------  -------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares.....      427,451       1,006,603           151            89             2,687                857
                            ==========     ===========        ======        ======           =======            =======
    Cost.................   $6,670,414     $47,652,903        $1,463        $1,355           $54,893            $12,365
                            ==========     ===========        ======        ======           =======            =======
    Market Value.........   $3,972,693     $35,695,915        $  853        $  937           $31,379            $10,786
  Due from Hartford Life
   Insurance Company.....      --              --             --            --               --                 --
  Receivable from fund
   shares sold...........      --                  241        --            --               --                 --
  Other assets...........      --              --             --            --               --                       1
                            ----------     -----------        ------        ------           -------            -------
  Total Assets...........    3,972,693      35,696,156           853           937            31,379             10,787
                            ----------     -----------        ------        ------           -------            -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --                  241        --            --               --                 --
  Payable for fund shares
   purchased.............      --              --             --            --               --                 --
  Other liabilities......            3             243        --            --                     1            --
                            ----------     -----------        ------        ------           -------            -------
  Total Liabilities......            3             484        --            --                     1            --
                            ----------     -----------        ------        ------           -------            -------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $3,972,690     $35,695,672        $  853        $  937           $31,378            $10,787
                            ==========     ===========        ======        ======           =======            =======


                              MORGAN STANLEY
                             SELECT DIMENSIONS
                           CAPITAL OPPORTUNITIES
                                 PORTFOLIO
                                SUB-ACCOUNT
                           ---------------------
ASSETS
  Investments
    Number of Shares.....           1,162
                                  =======
    Cost.................         $22,709
                                  =======
    Market Value.........         $ 6,390
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                                  -------
  Total Assets...........           6,390
                                  -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                                  -------
  Total Liabilities......        --
                                  -------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........         $ 6,390
                                  =======

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                            MORGAN STANLEY      MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS   SELECT DIMENSIONS  SELECT DIMENSIONS
                           DEVELOPING GROWTH  DIVERSIFIED INCOME   DIVIDEND GROWTH     GLOBAL EQUITY
                               PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ------------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares.....         2,775                963               7,229              2,593
                                =======             ======            ========            =======
    Cost.................       $59,065             $9,577            $133,608            $36,852
                                =======             ======            ========            =======
    Market Value.........       $32,105             $6,961            $ 85,522            $27,382
  Due from Hartford Life
   Insurance Company.....       --                 --                  --                 --
  Receivable from fund
   shares sold...........       --                 --                  --                 --
  Other assets...........       --                 --                        1            --
                                -------             ------            --------            -------
  Total Assets...........        32,105              6,961              85,523             27,382
                                -------             ------            --------            -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                 --                  --                 --
  Payable for fund shares
   purchased.............       --                 --                  --                 --
  Other liabilities......       --                       1             --                       1
                                -------             ------            --------            -------
  Total Liabilities......       --                       1             --                       1
                                -------             ------            --------            -------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........       $32,105             $6,960            $ 85,523            $27,381
                                =======             ======            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                               MORGAN STANLEY                          MORGAN STANLEY     PUTNAM VT
                            MORGAN STANLEY    SELECT DIMENSIONS    MORGAN STANLEY     SELECT DIMENSIONS   AMERICAN     PUTNAM VT
                           SELECT DIMENSIONS    MONEY MARKET      SELECT DIMENSIONS      VALUE-ADDED     GOVERNMENT   DIVERSIFIED
                           GROWTH PORTFOLIO       PORTFOLIO      UTILITIES PORTFOLIO  MARKET PORTFOLIO   INCOME FUND  INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------------  -------------------  -----------------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....           87              38,347               1,446               1,585          134,285      208,250
                                ======             =======             =======             =======       ==========   ==========
    Cost.................       $1,344             $38,628             $24,995             $30,289       $1,602,194   $2,183,365
                                ======             =======             =======             =======       ==========   ==========
    Market Value.........       $  977             $38,347             $19,034             $25,168       $1,658,418   $1,780,540
  Due from Hartford Life
   Insurance Company.....      --                  --                 --                   --                --           --
  Receivable from fund
   shares sold...........      --                  --                 --                   --                --           --
  Other assets...........      --                  --                 --                   --                --           --
                                ------             -------             -------             -------       ----------   ----------
  Total Assets...........          977              38,347              19,034              25,168        1,658,418    1,780,540
                                ------             -------             -------             -------       ----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --                  --                 --                   --                --           --
  Payable for fund shares
   purchased.............      --                  --                 --                   --                --           --
  Other liabilities......      --                  --                        1             --                     1            2
                                ------             -------             -------             -------       ----------   ----------
  Total Liabilities......      --                  --                        1             --                     1            2
                                ------             -------             -------             -------       ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........       $  977             $38,347             $19,033             $25,168       $1,658,417   $1,780,538
                                ======             =======             =======             =======       ==========   ==========


                              PUTNAM VT
                            GLOBAL ASSET
                           ALLOCATION FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS
  Investments
    Number of Shares.....       112,247
                             ==========
    Cost.................    $1,841,229
                             ==========
    Market Value.........    $1,291,960
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........       --
  Other assets...........             7
                             ----------
  Total Assets...........     1,291,967
                             ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             ----------
  Total Liabilities......       --
                             ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,291,967
                             ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                          PUTNAM VT
                             PUTNAM VT     PUTNAM VT       GROWTH         PUTNAM VT
                           GLOBAL EQUITY   GROWTH AND   OPPORTUNITIES  HEALTH SCIENCES
                               FUND       INCOME FUND       FUND            FUND
                           SUB-ACCOUNT*   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -------------  ---------------
ASSETS
  Investments
    Number of Shares.....      446,231        736,113        7,761          32,165
                            ==========    ===========      =======        ========
    Cost.................   $6,916,651    $16,355,682      $52,753        $362,710
                            ==========    ===========      =======        ========
    Market Value.........   $3,235,172    $13,802,112      $29,104        $301,384
  Due from Hartford Life
   Insurance Company.....      --              14,202       --             --
  Receivable from fund
   shares sold...........      --             --            --             --
  Other assets...........           43             61       --                   6
                            ----------    -----------      -------        --------
  Total Assets...........    3,235,215     13,816,375       29,104         301,390
                            ----------    -----------      -------        --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --             --            --             --
  Payable for fund shares
   purchased.............      --              14,202       --             --
  Other liabilities......      --             --            --             --
                            ----------    -----------      -------        --------
  Total Liabilities......      --              14,202       --             --
                            ----------    -----------      -------        --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $3,235,215    $13,802,173      $29,104        $301,390
                            ==========    ===========      =======        ========

  * Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                       PUTNAM VT                       PUTNAM VT
                            PUTNAM VT                INTERNATIONAL    PUTNAM VT      INTERNATIONAL                     PUTNAM VT
                           HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                              FUND      INCOME FUND   INCOME FUND    GROWTH FUND         FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -----------------  --------------  ------------
ASSETS
  Investments
    Number of Shares.....     450,653      172,474        33,357          81,607         21,395            70,640       5,462,970
                           ==========   ==========      ========      ==========       ========          ========      ==========
    Cost.................  $5,254,459   $2,211,747      $404,329      $1,088,335       $225,102          $697,511      $5,462,970
                           ==========   ==========      ========      ==========       ========          ========      ==========
    Market Value.........  $3,186,114   $2,233,542      $279,197      $  828,310       $179,936          $500,134      $5,462,970
  Due from Hartford Life
   Insurance Company.....      --           --           --              --             --                --              --
  Receivable from fund
   shares sold...........       3,000       --           --              --             --                --                   19
  Other assets...........           4       --           --              --             --                     21           1,452
                           ----------   ----------      --------      ----------       --------          --------      ----------
  Total Assets...........   3,189,118    2,233,542       279,197         828,310        179,936           500,155       5,464,441
                           ----------   ----------      --------      ----------       --------          --------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       3,000       --           --              --             --                --                   52
  Payable for fund shares
   purchased.............      --           --           --              --             --                --              --
  Other liabilities......      --                2            15              13              5           --              --
                           ----------   ----------      --------      ----------       --------          --------      ----------
  Total Liabilities......       3,000            2            15              13              5           --                   52
                           ----------   ----------      --------      ----------       --------          --------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $3,186,118   $2,233,540      $279,182      $  828,297       $179,931          $500,155      $5,464,389
                           ==========   ==========      ========      ==========       ========          ========      ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002


                               PUTNAM VT                          PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT      OTC & EMERGING      PUTNAM VT
                                 FUND         NEW VALUE FUND     GROWTH FUND     RESEARCH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  -----------------  -------------
ASSETS
  Investments
    Number of Shares.....        395,613            83,182          25,223           40,898
                              ==========        ==========        ========         ========
    Cost.................     $6,167,016        $1,054,303        $377,238         $498,715
                              ==========        ==========        ========         ========
    Market Value.........     $4,597,029        $  913,339        $103,163         $348,044
  Due from Hartford Life
   Insurance Company.....       --                 --              --                --
  Receivable from fund
   shares sold...........       --                 --              --                --
  Other assets...........            173           --                    5                1
                              ----------        ----------        --------         --------
  Total Assets...........      4,597,202           913,339         103,168          348,045
                              ----------        ----------        --------         --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                 --              --                --
  Payable for fund shares
   purchased.............       --                 --              --                --
  Other liabilities......       --                      19         --                --
                              ----------        ----------        --------         --------
  Total Liabilities......       --                      19         --                --
                              ----------        ----------        --------         --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $4,597,202        $  913,320        $103,168         $348,045
                              ==========        ==========        ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                                                      VAN KAMPEN
                                         PUTNAM VT                                                   VAN KAMPEN     LIFE INVESTMENT
                            PUTNAM VT   THE GEORGE      PUTNAM VT                                 LIFE INVESTMENT    TRUST GROWTH
                            SMALL CAP   PUTNAM FUND  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT    TRUST ENTERPRISE    AND INCOME
                           VALUE FUND    OF BOSTON   AND INCOME FUND   VISTA FUND   VOYAGER FUND     PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -----------  ----------------  -----------  ------------  ----------------  ---------------
ASSETS
  Investments
    Number of Shares.....     24,016       64,556          136,186         66,072       369,383            61               72
                            ========     ========       ==========     ==========   ===========        ======           ======
    Cost.................   $324,335     $662,929       $1,885,892     $1,169,086   $11,470,990        $1,291           $1,115
                            ========     ========       ==========     ==========   ===========        ======           ======
    Market Value.........   $293,711     $618,446       $1,303,296     $  523,954   $ 7,757,046        $  640           $  976
  Due from Hartford Life
   Insurance Company.....     --           --             --               --           --            --                --
  Receivable from fund
   shares sold...........     --           --             --               --           --            --                --
  Other assets...........          2            2               14              6       --            --                --
                            --------     --------       ----------     ----------   -----------        ------           ------
  Total Assets...........    293,713      618,448        1,303,310        523,960     7,757,046           640              976
                            --------     --------       ----------     ----------   -----------        ------           ------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....     --           --             --               --           --            --                --
  Payable for fund shares
   purchased.............     --           --             --               --           --            --                --
  Other liabilities......     --           --             --               --                85       --                --
                            --------     --------       ----------     ----------   -----------        ------           ------
  Total Liabilities......     --           --             --               --                85       --                --
                            --------     --------       ----------     ----------   -----------        ------           ------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $293,713     $618,448       $1,303,310     $  523,960   $ 7,756,961        $  640           $  976
                            ========     ========       ==========     ==========   ===========        ======           ======

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                        UNITS
                                       OWNED BY       UNIT         CONTRACT
VARIABLE LIFE CONTRACTS:             PARTICIPANTS    PRICE#        LIABILITY
------------------------             ------------  ----------  -----------------
Hartford Advisers HLS Fund.........   33,795,146   $ 2.082167  $      70,367,138
Hartford Bond HLS Fund.............    9,539,672     1.937703         18,485,051
Hartford Capital Appreciation HLS
 Fund..............................   21,636,696     2.574254         55,698,351
Hartford Dividend and Growth HLS
 Fund..............................   11,324,242     2.461617         27,875,947
Hartford Global Advisers HLS
 Fund..............................    1,894,118     1.520294          2,879,617
Hartford Global Health HLS Fund....    1,201,884     1.255377          1,508,817
Hartford Global Leaders HLS Fund...    2,062,349     1.237460          2,552,074
Hartford Global Technology HLS
 Fund..............................    1,244,510     0.296887            369,479
Hartford Growth and Income HLS
 Fund..............................    1,748,166     0.916970          1,603,015
Hartford High Yield HLS Fund.......      838,059     1.049984            879,948
Hartford Index HLS Fund............    7,230,684     2.091070         15,119,866
Hartford International
 Opportunities HLS Fund............    6,368,304     1.150742          7,328,275
Hartford MidCap HLS Fund...........    5,505,502     2.070898         11,401,334
Hartford Money Market HLS Fund.....   18,369,796     1.444692         26,538,698
Hartford Mortgage Securities HLS
 Fund..............................    3,358,707     1.849328          6,211,350
Hartford Small Company HLS Fund....    3,575,444     1.111104          3,972,690
Hartford Stock HLS Fund............   16,661,371     2.142421         35,695,672
Universal Institutional
 Funds, Inc. High Yield
 Portfolio.........................          100     8.527710                853
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio.........................          100     9.365069                937
Morgan Stanley Select Dimensions
 American Opportunities
 Portfolio.........................        2,306    13.607641             31,378
Morgan Stanley Select Dimensions
 Balanced Growth Portfolio.........          853    12.642665             10,787
Morgan Stanley Select Dimensions
 Capital Opportunities Portfolio...        1,027     6.223411              6,390
Morgan Stanley Select Dimensions
 Developing Growth Portfolio.......        3,010    10.667202             32,105
Morgan Stanley Select Dimensions
 Diversified Income Portfolio......          644    10.806902              6,960
Morgan Stanley Select Dimensions
 Dividend Growth Portfolio.........        7,786    10.984402             85,523
Morgan Stanley Select Dimensions
 Global Equity Portfolio...........        2,755     9.939417             27,381
Morgan Stanley Select Dimensions
 Growth Portfolio..................          100     9.769666                977
Morgan Stanley Select Dimensions
 Money Market Portfolio............          100    12.834847              1,283
Morgan Stanley Select Dimensions
 Money Market Portfolio............          100     7.597775                760
Morgan Stanley Select Dimensions
 Money Market Portfolio............       28,605     1.269121             36,304
Morgan Stanley Select Dimensions
 Utilities Portfolio...............        1,512    12.586473             19,033
Morgan Stanley Select Dimensions
 Value-Added Market portfolio......        1,870    13.458791             25,168
Putnam VT American Government
 Income Fund.......................      130,774    12.681507          1,658,417
Putnam VT Diversified Income
 Fund..............................      114,906    15.495559          1,780,538
Putnam VT Global Asset Allocation
 Fund..............................       77,154    16.745232          1,291,967
Putnam VT Global Equity Fund.......      250,905    12.894160          3,235,215
Putnam VT Growth and Income Fund...      695,138    19.855302         13,802,173
Putnam VT Growth Opportunities
 Fund..............................        8,258     3.524438             29,104
Putnam VT Health Sciences Fund.....       32,068     9.398432            301,390
Putnam VT High Yield Fund..........      221,337    14.394905          3,186,118
Putnam VT Income Fund..............      125,134    17.849113          2,233,540
Putnam VT International Growth and
 Income Fund.......................       24,294    11.491612            279,182
Putnam VT International Growth
 Fund..............................       63,116    13.123486            828,297
Putnam VT International New
 Opportunities Fund................       20,206     8.904884            179,931
Putnam VT Investors Fund...........       71,003     7.044133            500,155
Putnam VT Money Market Fund........    3,797,848     1.438812          5,464,389
Putnam VT New Opportunities Fund...      306,067    15.020269          4,597,202

# Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT         CONTRACT
VARIABLE LIFE CONTRACTS:             PARTICIPANTS    PRICE#        LIABILITY
------------------------             ------------  ----------  -----------------
Putnam VT New Value Fund...........       67,921   $13.446851  $         913,320
Putnam VT OTC & Emerging Growth
 Fund..............................       24,963     4.132761            103,168
Putnam VT Research Fund............       34,938     9.961695            348,045
Putnam VT Small Cap Value Fund.....       21,856    13.438856            293,713
Putnam VT The George Putnam Fund of
 Boston............................       59,384    10.414377            618,448
Putnam VT Utilities Growth and
 Income Fund.......................       84,811    15.367282          1,303,310
Putnam VT Vista Fund...............       52,279    10.022314            523,960
Putnam VT Voyager Fund.............      406,918    19.062700          7,756,961
Van Kampen Life Investment Trust
 Enterprise Portfolio..............          100     6.402052                640
Van Kampen Life Investment Trust
 Growth and Income Portfolio.......          100     9.761485                976
                                                               -----------------
GRAND TOTAL:.......................                            $     340,003,320
                                                               =================

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION       AND GROWTH
                               HLS FUND         HLS FUND         HLS FUND          HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  2,293,640      $  599,061      $    383,127       $   442,567
                             ------------      ----------      ------------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --               175,029          --               1,596,802
                             ------------      ----------      ------------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (879,502)          5,737        (2,181,114)         (226,438)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (13,571,404)        821,517       (13,499,155)       (6,730,269)
                             ------------      ----------      ------------       -----------
    Net gain (loss) on
     investments.........     (14,450,906)        827,254       (15,680,269)       (6,956,707)
                             ------------      ----------      ------------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(12,157,266)     $1,601,344      $(15,297,142)      $(4,917,338)
                             ============      ==========      ============       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                              HARTFORD        HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH   HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND        HLS FUND         HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------  ---------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $   1,459       $     179      $  25,441        $ --             $   6,544      $  44,674
                              ---------       ---------      ---------        ---------        ---------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................         1,972          33,914        --               --               --              --
                              ---------       ---------      ---------        ---------        ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,414)        (12,646)      (125,777)        (103,359)         (29,806)           117
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (285,716)       (301,218)      (564,893)        (232,189)        (495,571)      (101,079)
                              ---------       ---------      ---------        ---------        ---------      ---------
    Net gain (loss) on
     investments.........      (288,130)       (313,864)      (690,670)        (335,548)        (525,377)      (100,962)
                              ---------       ---------      ---------        ---------        ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(284,699)      $(279,771)     $(665,229)       $(335,548)       $(518,833)     $ (56,288)
                              =========       =========      =========        =========        =========      =========


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............   $   190,073
                            -----------
CAPITAL GAINS INCOME
 (LOSS)..................       680,792
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (343,685)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,260,703)
                            -----------
    Net gain (loss) on
     investments.........    (5,604,388)
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(4,733,523)
                            ===========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD                                 HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   170,346   $    16,908    $371,952     $150,904
                            -----------   -----------    --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................       --            --            1,834       --
                            -----------   -----------    --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (375,789)     (318,863)     --            1,313
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,555,188)   (1,939,699)     --          207,903
                            -----------   -----------    --------     --------
    Net gain (loss) on
     investments.........    (1,930,977)   (2,258,562)     --          209,216
                            -----------   -----------    --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,760,631)  $(2,241,654)   $373,786     $360,120
                            ===========   ===========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                            UNIVERSAL      UNIVERSAL     MORGAN STANLEY
                                                          INSTITUTIONAL  INSTITUTIONAL  SELECT DIMENSIONS   MORGAN STANLEY
                             HARTFORD                      FUNDS, INC.    FUNDS, INC.       AMERICAN       SELECT DIMENSIONS
                           SMALL COMPANY  HARTFORD STOCK   HIGH YIELD    MID-CAP VALUE    OPPORTUNITIES     BALANCED GROWTH
                             HLS FUND        HLS FUND       PORTFOLIO      PORTFOLIO        PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  --------------  -------------  -------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $   --         $    410,115       $  83         -$-              $   244            $   319
                            -----------    ------------       -----          -----           -------            -------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --            --             --               --                 --
                            -----------    ------------       -----          -----           -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (72,819)     (2,582,038)     --             --                   (63)                (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,736,381)    (10,479,336)       (150)          (365)           (8,908)            (1,731)
                            -----------    ------------       -----          -----           -------            -------
    Net gain (loss) on
     investments.........    (1,809,200)    (13,061,374)       (150)          (365)           (8,971)            (1,734)
                            -----------    ------------       -----          -----           -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,809,200)   $(12,651,259)      $ (67)         $(365)          $(8,727)           $(1,415)
                            ===========    ============       =====          =====           =======            =======


                              MORGAN STANLEY
                             SELECT DIMENSIONS
                           CAPITAL OPPORTUNITIES
                                 PORTFOLIO
                              SUB-ACCOUNT (1)
                           ---------------------
INVESTMENT INCOME:
  Dividends..............        -$-
                                  -------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                                  -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (483)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (4,576)
                                  -------
    Net gain (loss) on
     investments.........          (5,059)
                                  -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $(5,059)
                                  =======

(1)  Formerly Mid-Cap Equity Portfolio Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MORGAN STANLEY      MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS   SELECT DIMENSIONS  SELECT DIMENSIONS
                           DEVELOPING GROWTH  DIVERSIFIED INCOME   DIVIDEND GROWTH     GLOBAL EQUITY
                               PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ------------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $--                   $328             $  1,893            $    25
                               --------              ----             --------            -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --                   --                 --
                               --------              ----             --------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (301)                1                  (19)              (147)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (12,204)              231              (20,738)            (5,709)
                               --------              ----             --------            -------
    Net gain (loss) on
     investments.........       (12,505)              232              (20,757)            (5,856)
                               --------              ----             --------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(12,505)             $560             $(18,864)           $(5,831)
                               ========              ====             ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                MORGAN STANLEY                          MORGAN STANLEY     PUTNAM VT
                            MORGAN STANLEY    SELECT DIMENSIONS     MORGAN STANLEY     SELECT DIMENSIONS   AMERICAN     PUTNAM VT
                           SELECT DIMENSIONS     MONEY MARKET      SELECT DIMENSIONS      VALUE-ADDED     GOVERNMENT   DIVERSIFIED
                           GROWTH PORTFOLIO       PORTFOLIO       UTILITIES PORTFOLIO  MARKET PORTFOLIO   INCOME FUND  INCOME FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (2)(3)      SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ------------------  -------------------  -----------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............      --$                  $ 542               $   687             $   337         $ 6,870     $147,465
                                 -----              -----               -------             -------         -------     --------
CAPITAL GAINS INCOME
 (LOSS)..................      --                 --                   --                   --               --           --
                                 -----              -----               -------             -------         -------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 --                        (19)                (24)            442        3,291
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (377)              (103)               (5,613)             (5,149)         50,136      (44,056)
                                 -----              -----               -------             -------         -------     --------
    Net gain (loss) on
     investments.........         (377)              (103)               (5,632)             (5,173)         50,578      (40,765)
                                 -----              -----               -------             -------         -------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(377)             $ 439               $(4,945)            $(4,836)        $57,448     $106,700
                                 =====              =====               =======             =======         =======     ========


                              PUTNAM VT
                            GLOBAL ASSET
                           ALLOCATION FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $  29,168
                              ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (18,615)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (205,443)
                              ---------
    Net gain (loss) on
     investments.........      (224,058)
                              ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(194,890)
                              =========

(2) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(3) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            PUTNAM VT
                              PUTNAM VT      PUTNAM VT       GROWTH         PUTNAM VT
                            GLOBAL EQUITY    GROWTH AND   OPPORTUNITIES  HEALTH SCIENCES
                                FUND        INCOME FUND       FUND            FUND
                           SUB-ACCOUNT (4)  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $    14,900    $   403,827     $ --            $     324
                             -----------    -----------     --------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --            --              --
                             -----------    -----------     --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (754,506)      (790,457)        (241)         (32,488)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (393,690)    (3,139,238)      (9,779)         (70,047)
                             -----------    -----------     --------        ---------
    Net gain (loss) on
     investments.........     (1,148,196)    (3,929,695)     (10,020)        (102,535)
                             -----------    -----------     --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(1,133,296)   $(3,525,868)    $(10,020)       $(102,211)
                             ===========    ===========     ========        =========

(4) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                       PUTNAM VT                         PUTNAM VT
                            PUTNAM VT                INTERNATIONAL     PUTNAM VT       INTERNATIONAL                     PUTNAM VT
                           HIGH YIELD    PUTNAM VT    GROWTH AND     INTERNATIONAL   NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                              FUND      INCOME FUND   INCOME FUND     GROWTH FUND          FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (5)     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -------------  ---------------  -----------------  --------------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 415,895    $ 97,388       $  2,070       $   9,834         $  1,684         $   2,468       $80,502
                            ---------    --------       --------       ---------         --------         ---------       -------
CAPITAL GAINS INCOME
 (LOSS)..................      --          --            --              --               --                --             --
                            ---------    --------       --------       ---------         --------         ---------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (8,427)        501         (1,878)       (327,779)            (765)          (32,609)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (427,137)     57,522        (46,747)        163,222          (28,411)         (144,167)       --
                            ---------    --------       --------       ---------         --------         ---------       -------
    Net gain (loss) on
     investments.........    (435,564)     58,023        (48,625)       (164,557)         (29,176)         (176,776)       --
                            ---------    --------       --------       ---------         --------         ---------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (19,669)   $155,411       $(46,555)      $(154,723)        $(27,492)        $(174,308)      $80,502
                            =========    ========       ========       =========         ========         =========       =======

(5) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                               PUTNAM VT                          PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT      OTC & EMERGING      PUTNAM VT
                                 FUND         NEW VALUE FUND     GROWTH FUND     RESEARCH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  --             $  40,346         $--              $   2,902
                              -----------       ---------         --------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................        --               --               --                --
                              -----------       ---------         --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (352,208)        (25,516)         (15,620)          (13,418)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,932,964)       (195,227)         (35,501)          (93,211)
                              -----------       ---------         --------         ---------
    Net gain (loss) on
     investments.........      (2,285,172)       (220,743)         (51,121)         (106,629)
                              -----------       ---------         --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(2,285,172)      $(180,397)        $(51,121)        $(103,727)
                              ===========       =========         ========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                                      VAN KAMPEN
                                         PUTNAM VT                                                   VAN KAMPEN     LIFE INVESTMENT
                            PUTNAM VT   THE GEORGE      PUTNAM VT                                 LIFE INVESTMENT    TRUST GROWTH
                            SMALL CAP   PUTNAM FUND  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT    TRUST ENTERPRISE    AND INCOME
                           VALUE FUND    OF BOSTON   AND INCOME FUND   VISTA FUND   VOYAGER FUND     PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (6)
                           -----------  -----------  ----------------  -----------  ------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $  2,923     $ 12,102       $  58,014       $  --       $    88,839        $   4             $  27
                            --------     --------       ---------       ---------   -----------        -----             -----
CAPITAL GAINS INCOME
 (LOSS)..................     --           --             --               --           --            --                --
                            --------     --------       ---------       ---------   -----------        -----             -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (24,955)       1,576         (89,108)        (25,509)     (428,262)      --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (40,900)     (58,165)       (419,372)       (226,729)   (2,777,518)        (269)             (176)
                            --------     --------       ---------       ---------   -----------        -----             -----
    Net gain (loss) on
     investments.........    (65,855)     (56,589)       (508,480)       (252,238)   (3,205,780)        (269)             (176)
                            --------     --------       ---------       ---------   -----------        -----             -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(62,932)    $(44,487)      $(450,466)      $(252,238)  $(3,116,941)       $(265)            $(149)
                            ========     ========       =========       =========   ===========        =====             =====

(6) Effective April 30, 2002, Van Kampen Strategic Stock Portfolio Sub-Account merged with Van Kampen LIT Growth and Income Portfolio Sub-Account.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION       AND GROWTH
                               HLS FUND         HLS FUND         HLS FUND          HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................    $  2,293,640      $   599,061     $    383,127       $   442,567
  Capital gains income...        --                175,029         --               1,596,802
  Net realized gain
   (loss) on security
   transactions..........        (879,502)           5,737       (2,181,114)         (226,438)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (13,571,404)         821,517      (13,499,155)       (6,730,269)
                             ------------      -----------     ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (12,157,266)       1,601,344      (15,297,142)       (4,917,338)
                             ------------      -----------     ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............        --                --              --                --
  Net transfers..........      (1,989,814)       4,041,144       (3,414,955)          956,124
  Surrenders for benefit
   payments and fees.....      (2,765,299)        (643,112)      (2,543,681)       (1,386,284)
  Net loan activity......          73,947         (129,141)        (258,363)          (89,893)
  Cost of insurance......      (1,864,282)        (372,690)      (1,546,159)         (744,940)
                             ------------      -----------     ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (6,545,448)       2,896,201       (7,763,158)       (1,264,993)
                             ------------      -----------     ------------       -----------
  Net increase (decrease)
   in net assets.........     (18,702,714)       4,497,545      (23,060,300)       (6,182,331)
NET ASSETS:
  Beginning of period....      89,069,852       13,987,506       78,758,651        34,058,278
                             ------------      -----------     ------------       -----------
  End of period..........    $ 70,367,138      $18,485,051     $ 55,698,351       $27,875,947
                             ============      ===========     ============       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                              HARTFORD        HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH   HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND        HLS FUND         HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------  ---------------  ---------------  -----------
OPERATIONS:
  Net investment
   income................    $    1,459      $      179      $   25,441       $ --            $    6,544      $  44,674
  Capital gains income...         1,972          33,914         --              --               --              --
  Net realized gain
   (loss) on security
   transactions..........        (2,414)        (12,646)       (125,777)       (103,359)         (29,806)           117
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (285,716)       (301,218)       (564,893)       (232,189)        (495,571)      (101,079)
                             ----------      ----------      ----------       ---------       ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (284,699)       (279,771)       (665,229)       (335,548)        (518,833)       (56,288)
                             ----------      ----------      ----------       ---------       ----------      ---------
UNIT TRANSACTIONS:
  Purchases..............       --              --              --              --               --              --
  Net transfers..........        68,504         272,145         (67,177)         56,747          339,723        300,469
  Surrenders for benefit
   payments and fees.....       (55,347)         (6,477)        (14,240)         13,432         (104,204)       (20,829)
  Net loan activity......       (19,808)        (13,937)        (74,203)         (4,350)          (3,708)        (2,989)
  Cost of insurance......       (71,192)        (32,400)        (71,679)        (12,525)         (42,171)       (20,312)
                             ----------      ----------      ----------       ---------       ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (77,843)        219,331        (227,299)         53,304          189,640        256,339
                             ----------      ----------      ----------       ---------       ----------      ---------
  Net increase (decrease)
   in net assets.........      (362,542)        (60,440)       (892,528)       (282,244)        (329,193)       200,051
NET ASSETS:
  Beginning of period....     3,242,159       1,569,257       3,444,602         651,723        1,932,208        679,897
                             ----------      ----------      ----------       ---------       ----------      ---------
  End of period..........    $2,879,617      $1,508,817      $2,552,074       $ 369,479       $1,603,015      $ 879,948
                             ==========      ==========      ==========       =========       ==========      =========


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................   $   190,073
  Capital gains income...       680,792
  Net realized gain
   (loss) on security
   transactions..........      (343,685)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,260,703)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (4,733,523)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........    (1,012,810)
  Surrenders for benefit
   payments and fees.....      (495,044)
  Net loan activity......       (80,021)
  Cost of insurance......      (445,561)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,033,436)
                            -----------
  Net increase (decrease)
   in net assets.........    (6,766,959)
NET ASSETS:
  Beginning of period....    21,886,825
                            -----------
  End of period..........   $15,119,866
                            ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD                                 HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $   170,346   $    16,908  $   371,952   $  150,904
  Capital gains income...       --            --             1,834       --
  Net realized gain
   (loss) on security
   transactions..........      (375,789)     (318,863)     --             1,313
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,555,188)   (1,939,699)     --           207,903
                            -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,760,631)   (2,241,654)     373,786      360,120
                            -----------   -----------  -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       --            --         2,850,648       --
  Net transfers..........      (663,374)      529,816      376,215    2,449,614
  Surrenders for benefit
   payments and fees.....      (249,444)     (390,717)  (4,112,142)    (199,977)
  Net loan activity......         1,555      (125,742)     135,433       (6,767)
  Cost of insurance......      (210,700)     (321,548)    (630,108)    (117,734)
                            -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,121,963)     (308,191)  (1,379,954)   2,125,136
                            -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets.........    (2,882,594)   (2,549,845)  (1,006,168)   2,485,256
NET ASSETS:
  Beginning of period....    10,210,869    13,951,179   27,544,866    3,726,094
                            -----------   -----------  -----------   ----------
  End of period..........   $ 7,328,275   $11,401,334  $26,538,698   $6,211,350
                            ===========   ===========  ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                            UNIVERSAL      UNIVERSAL     MORGAN STANLEY
                                                          INSTITUTIONAL  INSTITUTIONAL  SELECT DIMENSIONS   MORGAN STANLEY
                             HARTFORD                      FUNDS, INC.    FUNDS, INC.       AMERICAN       SELECT DIMENSIONS
                           SMALL COMPANY  HARTFORD STOCK   HIGH YIELD    MID-CAP VALUE    OPPORTUNITIES     BALANCED GROWTH
                             HLS FUND        HLS FUND       PORTFOLIO      PORTFOLIO        PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  --------------  -------------  -------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................   $   --         $    410,115       $  83         $--              $   244            $   319
  Capital gains income...       --             --            --             --               --                 --
  Net realized gain
   (loss) on security
   transactions..........       (72,819)     (2,582,038)     --             --                   (63)                (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,736,381)    (10,479,336)       (150)          (365)           (8,908)            (1,731)
                            -----------    ------------       -----         ------           -------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,809,200)    (12,651,259)        (67)          (365)           (8,727)            (1,415)
                            -----------    ------------       -----         ------           -------            -------
UNIT TRANSACTIONS:
  Purchases..............       --             --            --             --               --                 --
  Net transfers..........        82,295      (2,551,038)     --             --               --                 --
  Surrenders for benefit
   payments and fees.....       (87,225)     (1,511,917)     --                  1               (32)               (13)
  Net loan activity......       (46,906)       (259,726)     --             --               --                 --
  Cost of insurance......      (117,052)     (1,031,975)     --             --                  (877)              (275)
                            -----------    ------------       -----         ------           -------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (168,888)     (5,354,656)     --                  1              (909)              (288)
                            -----------    ------------       -----         ------           -------            -------
  Net increase (decrease)
   in net assets.........    (1,978,088)    (18,005,915)        (67)          (364)           (9,636)            (1,703)
NET ASSETS:
  Beginning of period....     5,950,778      53,701,587         920          1,301            41,014             12,490
                            -----------    ------------       -----         ------           -------            -------
  End of period..........   $ 3,972,690    $ 35,695,672       $ 853         $  937           $31,378            $10,787
                            ===========    ============       =====         ======           =======            =======


                              MORGAN STANLEY
                             SELECT DIMENSIONS
                           CAPITAL OPPORTUNITIES
                                 PORTFOLIO
                              SUB-ACCOUNT (1)
                           ---------------------
OPERATIONS:
  Net investment
   income................        -$-
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........            (483)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (4,576)
                                  -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (5,059)
                                  -------
UNIT TRANSACTIONS:
  Purchases..............        --
  Net transfers..........        --
  Surrenders for benefit
   payments and fees.....              (3)
  Net loan activity......        --
  Cost of insurance......            (198)
                                  -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            (201)
                                  -------
  Net increase (decrease)
   in net assets.........          (5,260)
NET ASSETS:
  Beginning of period....          11,650
                                  -------
  End of period..........         $ 6,390
                                  =======

(1)  Formerly Mid-Cap Equity Portfolio Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MORGAN STANLEY      MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS   SELECT DIMENSIONS  SELECT DIMENSIONS
                           DEVELOPING GROWTH  DIVERSIFIED INCOME   DIVIDEND GROWTH     GLOBAL EQUITY
                               PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ------------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................      $--                  $  328            $  1,893            $    25
  Capital gains income...       --                 --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........          (301)                 1                 (19)              (147)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (12,204)               231             (20,738)            (5,709)
                               --------             ------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (12,505)               560             (18,864)            (5,831)
                               --------             ------            --------            -------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                  --                 --
  Net transfers..........       --                 --                  --                 --
  Surrenders for benefit
   payments and fees.....           (12)                (8)                (54)               (22)
  Net loan activity......       --                 --                  --                 --
  Cost of insurance......          (894)              (157)             (2,335)              (776)
                               --------             ------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (906)              (165)             (2,389)              (798)
                               --------             ------            --------            -------
  Net increase (decrease)
   in net assets.........       (13,411)               395             (21,253)            (6,629)
NET ASSETS:
  Beginning of period....        45,516              6,565             106,776             34,010
                               --------             ------            --------            -------
  End of period..........      $ 32,105             $6,960            $ 85,523            $27,381
                               ========             ======            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                MORGAN STANLEY                          MORGAN STANLEY     PUTNAM VT
                            MORGAN STANLEY    SELECT DIMENSIONS     MORGAN STANLEY     SELECT DIMENSIONS   AMERICAN     PUTNAM VT
                           SELECT DIMENSIONS     MONEY MARKET      SELECT DIMENSIONS      VALUE-ADDED     GOVERNMENT   DIVERSIFIED
                           GROWTH PORTFOLIO       PORTFOLIO       UTILITIES PORTFOLIO  MARKET PORTFOLIO   INCOME FUND  INCOME FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (2)(3)      SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ------------------  -------------------  -----------------  -----------  -----------
OPERATIONS:
  Net investment
   income................      -$-                 $   542              $   687             $   337       $    6,870   $  147,465
  Capital gains income...      --                  --                  --                   --                --           --
  Net realized gain
   (loss) on security
   transactions..........      --                  --                       (19)                (24)             442        3,291
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (377)               (103)              (5,613)             (5,149)          50,136      (44,056)
                                ------             -------              -------             -------       ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (377)                439               (4,945)             (4,836)          57,448      106,700
                                ------             -------              -------             -------       ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --                  --                  --                   --                --           --
  Net transfers..........      --                  --                  --                   --             1,359,857      228,893
  Surrenders for benefit
   payments and fees.....      --                      (31)            --                        (4)            (167)    (145,634)
  Net loan activity......      --                  --                  --                   --                --           --
  Cost of insurance......      --                     (859)                (492)               (661)         (21,890)     (46,034)
                                ------             -------              -------             -------       ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      --                     (890)                (492)               (665)       1,337,800       37,225
                                ------             -------              -------             -------       ----------   ----------
  Net increase (decrease)
   in net assets.........         (377)               (451)              (5,437)             (5,501)       1,395,248      143,925
NET ASSETS:
  Beginning of period....        1,354              38,798               24,470              30,669          263,169    1,636,613
                                ------             -------              -------             -------       ----------   ----------
  End of period..........       $  977             $38,347              $19,033             $25,168       $1,658,417   $1,780,538
                                ======             =======              =======             =======       ==========   ==========


                              PUTNAM VT
                            GLOBAL ASSET
                           ALLOCATION FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $   29,168
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (18,615)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (205,443)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (194,890)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........            18
  Surrenders for benefit
   payments and fees.....       (83,449)
  Net loan activity......         1,292
  Cost of insurance......       (35,757)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (117,896)
                             ----------
  Net increase (decrease)
   in net assets.........      (312,786)
NET ASSETS:
  Beginning of period....     1,604,753
                             ----------
  End of period..........    $1,291,967
                             ==========

(2) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(3) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            PUTNAM VT
                              PUTNAM VT      PUTNAM VT       GROWTH         PUTNAM VT
                            GLOBAL EQUITY    GROWTH AND   OPPORTUNITIES  HEALTH SCIENCES
                                FUND        INCOME FUND       FUND            FUND
                           SUB-ACCOUNT (4)  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................    $    14,900    $   403,827     $ --            $     324
  Capital gains income...       --              --            --              --
  Net realized gain
   (loss) on security
   transactions..........       (754,506)      (790,457)        (241)         (32,488)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (393,690)    (3,139,238)      (9,779)         (70,047)
                             -----------    -----------     --------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,133,296)    (3,525,868)     (10,020)        (102,211)
                             -----------    -----------     --------        ---------
UNIT TRANSACTIONS:
  Purchases..............       --              --            --              --
  Net transfers..........       (372,880)      (810,391)      14,647          (99,626)
  Surrenders for benefit
   payments and fees.....       (835,524)    (1,389,215)         (49)         (24,627)
  Net loan activity......        (15,184)       (23,376)      --                 (601)
  Cost of insurance......       (108,255)      (413,864)        (632)          (9,995)
                             -----------    -----------     --------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,331,843)    (2,636,846)      13,966         (134,849)
                             -----------    -----------     --------        ---------
  Net increase (decrease)
   in net assets.........     (2,465,139)    (6,162,714)       3,946         (237,060)
NET ASSETS:
  Beginning of period....      5,700,354     19,964,887       25,158          538,450
                             -----------    -----------     --------        ---------
  End of period..........    $ 3,235,215    $13,802,173     $ 29,104        $ 301,390
                             ===========    ===========     ========        =========

(4) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                       PUTNAM VT                         PUTNAM VT
                            PUTNAM VT                INTERNATIONAL     PUTNAM VT       INTERNATIONAL                     PUTNAM VT
                           HIGH YIELD    PUTNAM VT    GROWTH AND     INTERNATIONAL   NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                              FUND      INCOME FUND   INCOME FUND     GROWTH FUND          FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (5)     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -------------  ---------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................  $  415,895   $   97,388      $  2,070       $   9,834         $  1,684         $   2,468      $   80,502
  Capital gains income...      --           --           --              --               --                --
  Net realized gain
   (loss) on security
   transactions..........      (8,427)         501        (1,878)       (327,779)            (765)          (32,609)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (427,137)      57,522       (46,747)        163,222          (28,411)         (144,167)        --
                           ----------   ----------      --------       ---------         --------         ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (19,669)     155,411       (46,555)       (154,723)         (27,492)         (174,308)         80,502
                           ----------   ----------      --------       ---------         --------         ---------      ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --              --               --                --              205,722
  Net transfers..........     (59,585)     522,821        62,631          56,297           13,538           (18,412)       (187,861)
  Surrenders for benefit
   payments and fees.....    (185,401)    (169,852)       (3,506)         (9,542)            (110)          (11,264)       (675,159)
  Net loan activity......      (7,241)         394          (659)         (3,486)          (3,978)          (15,515)        358,737
  Cost of insurance......     (86,480)     (54,311)       (7,493)        (24,580)          (4,474)          (14,858)       (140,768)
                           ----------   ----------      --------       ---------         --------         ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (338,707)     299,052        50,973          18,689            4,976           (60,049)       (439,329)
                           ----------   ----------      --------       ---------         --------         ---------      ----------
  Net increase (decrease)
   in net assets.........    (358,376)     454,463         4,418        (136,034)         (22,516)         (234,357)       (358,827)
NET ASSETS:
  Beginning of period....   3,544,494    1,779,077       274,764         964,331          202,447           734,512       5,823,216
                           ----------   ----------      --------       ---------         --------         ---------      ----------
  End of period..........  $3,186,118   $2,233,540      $279,182       $ 828,297         $179,931         $ 500,155      $5,464,389
                           ==========   ==========      ========       =========         ========         =========      ==========

(5) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                               PUTNAM VT                          PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT      OTC & EMERGING      PUTNAM VT
                                 FUND         NEW VALUE FUND     GROWTH FUND     RESEARCH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  -----------------  -------------
OPERATIONS:
  Net investment
   income................     $  --             $  40,346         $--              $   2,902
  Capital gains income...        --               --               --                --
  Net realized gain
   (loss) on security
   transactions..........        (352,208)        (25,516)         (15,620)          (13,418)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,932,964)       (195,227)         (35,501)          (93,211)
                              -----------       ---------         --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (2,285,172)       (180,397)         (51,121)         (103,727)
                              -----------       ---------         --------         ---------
UNIT TRANSACTIONS:
  Purchases..............        --               --               --                --
  Net transfers..........        (685,563)        231,415           28,932            41,605
  Surrenders for benefit
   payments and fees.....        (205,324)        (62,617)          (5,345)              (73)
  Net loan activity......         (27,887)         (3,354)          (2,414)           (5,966)
  Cost of insurance......        (151,140)        (22,531)          (2,793)           (9,061)
                              -----------       ---------         --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,069,914)        142,913           18,380            26,505
                              -----------       ---------         --------         ---------
  Net increase (decrease)
   in net assets.........      (3,355,086)        (37,484)         (32,741)          (77,222)
NET ASSETS:
  Beginning of period....       7,952,288         950,804          135,909           425,267
                              -----------       ---------         --------         ---------
  End of period..........     $ 4,597,202       $ 913,320         $103,168         $ 348,045
                              ===========       =========         ========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                                                                                      VAN KAMPEN
                                         PUTNAM VT                                                   VAN KAMPEN     LIFE INVESTMENT
                            PUTNAM VT   THE GEORGE      PUTNAM VT                                 LIFE INVESTMENT    TRUST GROWTH
                            SMALL CAP   PUTNAM FUND  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT    TRUST ENTERPRISE    AND INCOME
                           VALUE FUND    OF BOSTON   AND INCOME FUND   VISTA FUND   VOYAGER FUND     PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (6)
                           -----------  -----------  ----------------  -----------  ------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................   $  2,923     $  12,102      $   58,014      $  --       $    88,839        $   4            $   27
  Capital gains income...     --            --            --               --           --            --                --
  Net realized gain
   (loss) on security
   transactions..........    (24,955)        1,576         (89,108)       (25,509)     (428,262)      --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (40,900)      (58,165)       (419,372)      (226,729)   (2,777,518)        (269)             (177)
                            --------     ---------      ----------      ---------   -----------        -----            ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (62,932)      (44,487)       (450,466)      (252,238)   (3,116,941)        (265)             (149)
                            --------     ---------      ----------      ---------   -----------        -----            ------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --               --           --            --                --
  Net transfers..........    226,599       408,018        (133,345)        (8,716)     (838,165)      --                --
  Surrenders for benefit
   payments and fees.....    (54,645)     (202,531)        (22,245)       (14,878)     (335,545)          (1)                1
  Net loan activity......     (1,278)       --                 394         --           (30,779)      --                --
  Cost of insurance......     (5,221)      (14,340)        (41,947)       (15,549)     (247,375)      --                --
                            --------     ---------      ----------      ---------   -----------        -----            ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    165,455       191,147        (197,143)       (39,143)   (1,451,864)          (1)                1
                            --------     ---------      ----------      ---------   -----------        -----            ------
  Net increase (decrease)
   in net assets.........    102,523       146,660        (647,609)      (291,381)   (4,568,805)        (266)             (148)
NET ASSETS:
  Beginning of period....    191,190       471,788       1,950,919        815,341    12,325,766          906             1,124
                            --------     ---------      ----------      ---------   -----------        -----            ------
  End of period..........   $293,713     $ 618,448      $1,303,310      $ 523,960   $ 7,756,961        $ 640            $  976
                            ========     =========      ==========      =========   ===========        =====            ======

(6) Effective April 30, 2002, Van Kampen Strategic Stock Portfolio Sub-Account merged with Van Kampen LIT Growth and Income Portfolio Sub-Account.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                               HLS FUND         HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................    $  2,604,572      $   554,883     $    528,813
  Capital gains income...       4,527,898          --            23,785,707
  Net realized gain
   (loss) on security
   transactions..........        (208,139)            2721         (634,490)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,484,875)         367,289      (30,140,286)
                             ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (4,560,545)         924,893       (6,460,256)
                             ------------      -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............        --                --                 1,003
  Net transfers..........       3,155,591        4,007,252        1,664,453
  Surrenders for benefit
   payments and fees.....      (4,626,270)         107,559       (5,394,349)
  Net loan activity......        (598,383)         (93,919)        (563,875)
  Cost of insurance......      (1,834,860)        (239,353)      (1,678,454)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,903,922)       3,781,539       (5,971,222)
                             ------------      -----------     ------------
  Net increase (decrease)
   in net assets.........      (8,464,467)       4,706,432      (12,431,478)
                             ------------      -----------     ------------
NET ASSETS:
  Beginning of period....      97,534,319        9,281,074       91,190,129
                             ------------      -----------     ------------
  End of period..........    $ 89,069,852      $13,987,506     $ 78,758,651
                             ============      ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           HARTFORD DIVIDEND     HARTFORD        HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH
                              AND GROWTH      GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS    TECHNOLOGY       AND INCOME
                               HLS FUND          HLS FUND        HLS FUND        HLS FUND        HLS FUND         HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  -------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $   526,043       $   23,729      $  --           $   22,600       $ --            $  --
  Capital gains income...       2,217,519          198,688         --               40,947         --                83,172
  Net realized gain
   (loss) on security
   transactions..........         (75,196)         (12,474)        (87,888)        (54,930)        (24,267)         (45,763)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,173,240)        (443,186)         37,357        (739,630)       (147,501)        (232,011)
                              -----------       ----------      ----------      ----------       ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,504,875)        (233,243)        (50,530)       (731,013)       (171,768)        (194,602)
                              -----------       ----------      ----------      ----------       ---------       ----------
UNIT TRANSACTIONS:
  Purchases..............             669                0         --                1,002         --                 1,002
  Net transfers..........       1,883,538          (94,642)        198,271          43,626         425,276          171,428
  Surrenders for benefit
   payments and fees.....      (1,510,237)        (120,520)        (35,564)        (94,212)        (75,623)        (437,005)
  Net loan activity......        (333,058)          (6,095)          1,823          (5,611)         (2,468)         (30,686)
  Cost of insurance......        (699,290)         (67,426)        (24,014)        (76,936)        (13,633)         (41,255)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (658,378)        (288,683)        140,515        (132,131)        333,551         (336,514)
                              -----------       ----------      ----------      ----------       ---------       ----------
  Net increase (decrease)
   in net assets.........      (2,163,253)        (521,926)         89,984        (863,145)        161,782         (531,117)
                              -----------       ----------      ----------      ----------       ---------       ----------
NET ASSETS:
  Beginning of period....      36,221,531        3,764,085       1,479,272       4,307,747         489,940        2,463,325
                              -----------       ----------      ----------      ----------       ---------       ----------
  End of period..........     $34,058,278       $3,242,159      $1,569,257      $3,444,602       $ 651,723       $1,932,208
                              ===========       ==========      ==========      ==========       =========       ==========

                            HARTFORD
                           HIGH YIELD
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................   $     307
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (2,960)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,584
                            ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,931
                            ---------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........     379,122
  Surrenders for benefit
   payments and fees.....      (1,523)
  Net loan activity......        (855)
  Cost of insurance......     (12,417)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     364,326
                            ---------
  Net increase (decrease)
   in net assets.........     366,256
                            ---------
NET ASSETS:
  Beginning of period....     313,640
                            ---------
  End of period..........   $ 679,897
                            =========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES    MIDCAP
                              HLS FUND       HLS FUND      HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $   195,255     $    14,052   $   --
  Capital gains income...       412,431       1,567,882     1,671,876
  Net realized gain
   (loss) on security
   transactions..........      (333,100)       (307,450)     (410,785)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,645,719)     (3,874,373)   (2,039,667)
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,371,133)     (2,599,890)     (778,577)
                            -----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --              --              1,002
  Net transfers..........      (973,401)       (503,341)    2,263,974
  Surrenders for benefit
   payments and fees.....    (2,026,188)       (819,873)   (1,278,629)
  Net loan activity......        15,858        (151,688)     (117,818)
  Cost of insurance......      (487,446)       (225,946)     (280,306)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,471,177)     (1,700,848)      588,223
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets.........    (6,842,310)     (4,300,738)     (190,354)
                            -----------     -----------   -----------
NET ASSETS:
  Beginning of period....    28,729,135      14,511,607    14,141,533
                            -----------     -----------   -----------
  End of period..........   $21,886,825     $10,210,869   $13,951,179
                            ===========     ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                          HARTFORD
                             HARTFORD     MORTGAGE      HARTFORD                                                   AMERICAN
                           MONEY MARKET  SECURITIES   SMALL COMPANY  HARTFORD STOCK  HIGH YIELD   MID-CAP VALUE  OPPORTUNITIES
                             HLS FUND     HLS FUND      HLS FUND        HLS FUND      PORTFOLIO     PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  -------------  --------------  -----------  -------------  -------------
OPERATIONS:
  Net investment
   income................  $    943,944  $  170,588    $   --         $    432,152     $  104        $    2        $     87
  Capital gains income...           292      --            433,501       4,359,874      --           --               8,923
  Net realized gain
   (loss) on security
   transactions..........       --            6,613       (640,477)       (462,253)     --           --                (175)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --           44,937       (986,352)    (12,346,463)      (147)          (44)        (22,043)
                           ------------  ----------    -----------    ------------     ------        ------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       944,236     222,139     (1,193,328)     (8,016,691)       (43)          (42)        (13,208)
                           ------------  ----------    -----------    ------------     ------        ------        --------
UNIT TRANSACTIONS:
  Purchases..............    21,078,469      --              1,002           1,003      --           --              --
  Net transfers..........   (13,852,445)    908,888         78,829         192,755      --           --               9,382
  Surrenders for benefit
   payments and fees.....    (2,166,611)   (164,655)      (692,741)     (3,061,243)     --           --                (151)
  Net loan activity......      (294,485)    (43,878)        (7,116)       (262,987)     --           --              --
  Cost of insurance......      (609,755)    (66,506)      (117,226)     (1,151,159)     --           --                (729)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,155,173     633,849       (737,251)     (4,281,631)     --           --               8,502
                           ------------  ----------    -----------    ------------     ------        ------        --------
  Net increase (decrease)
   in net assets.........     5,099,409     855,988     (1,930,580)    (12,298,322)       (43)          (42)         (4,706)
                           ------------  ----------    -----------    ------------     ------        ------        --------
NET ASSETS:
  Beginning of period....    22,445,457   2,870,106      7,881,358      65,999,909        963         1,343          45,720
                           ------------  ----------    -----------    ------------     ------        ------        --------
  End of period..........  $ 27,544,866  $3,726,094    $ 5,950,778    $ 53,701,587     $  920        $1,301        $ 41,014
                           ============  ==========    ===========    ============     ======        ======        ========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           BALANCED GROWTH  MID-CAP EQUITY  DEVELOPING GROWTH
                              PORTFOLIO       PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................      $   157         $--              $    523
  Capital gains income...      --               --                 8,209
  Net realized gain
   (loss) on security
   transactions..........            2             (380)            (326)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (3)          (6,409)         (24,300)
                               -------         --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       156.00           (6,789)         (15,894)
                               -------         --------         --------
UNIT TRANSACTIONS:
  Purchases..............      --               --               --
  Net transfers..........        9,382          --               --
  Surrenders for benefit
   payments and fees.....          (14)             (56)            (189)
  Net loan activity......      --               --               --
  Cost of insurance......          (80)            (262)            (983)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        9,288             (318)          (1,172)
                               -------         --------         --------
  Net increase (decrease)
   in net assets.........        9,444           (7,107)         (17,066)
                               -------         --------         --------
NET ASSETS:
  Beginning of period....        3,046           18,757           62,582
                               -------         --------         --------
  End of period..........      $12,490         $ 11,650         $ 45,516
                               =======         ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                           DIVERSIFIED INCOME  DIVIDEND GROWTH  GLOBAL EQUITY                    MONEY MARKET
                               PORTFOLIO          PORTFOLIO       PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO    UTILITIES PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ---------------  -------------  ----------------  ------------  -------------------
OPERATIONS:
  Net investment
   income................       $    475          $  2,002        $    259         $--             $  2,212          $   628
  Capital gains income...       --                 --                3,666              85           --                  580
  Net realized gain
   (loss) on security
   transactions..........       --                     113            (132)        --                --                  (19)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (756)           (8,325)        (11,005)           (328)          --               (9,681)
                                --------          --------        --------         -------         --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (281)           (6,210)         (7,212)           (243)           2,212           (8,492)
                                --------          --------        --------         -------         --------          -------
UNIT TRANSACTIONS:
  Purchases..............       --                 --               --             --                --             --
  Net transfers..........       --                 --               --             --               (23,456)        --
  Surrenders for benefit
   payments and fees.....            (30)             (437)           (153)        --                  (253)            (105)
  Net loan activity......       --                 --               --             --                --             --
  Cost of insurance......           (137)           (2,289)           (788)        --                (1,166)            (565)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           (167)           (2,726)           (941)        --               (24,875)            (670)
                                --------          --------        --------         -------         --------          -------
  Net increase (decrease)
   in net assets.........           (448)           (8,936)         (8,153)           (243)         (22,663)          (9,162)
                                --------          --------        --------         -------         --------          -------
NET ASSETS:
  Beginning of period....          7,013           115,712          42,163           1,597           59,369           33,632
                                --------          --------        --------         -------         --------          -------
  End of period..........       $  6,565          $106,776        $ 34,010         $ 1,354         $ 36,706          $24,470
                                ========          ========        ========         =======         ========          =======

                             VALUE-ADDED
                           MARKET PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................      $   238
  Capital gains income...        1,411
  Net realized gain
   (loss) on security
   transactions..........           20
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (1,984)
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (315)
                               -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........        4,691
  Surrenders for benefit
   payments and fees.....          (90)
  Net loan activity......      --
  Cost of insurance......         (530)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        4,071
                               -------
  Net increase (decrease)
   in net assets.........        3,756
                               -------
NET ASSETS:
  Beginning of period....       26,913
                               -------
  End of period..........      $30,669
                               =======

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             AMERICAN
                            GOVERNMENT   DIVERSIFIED   GLOBAL ASSET
                           INCOME FUND   INCOME FUND  ALLOCATION FUND
                           SUB-ACCOUNT*  SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  ---------------
OPERATIONS:
  Net investment
   income................    $ --        $  119,245     $   20,114
  Capital gains income...           9        --            189,455
  Net realized gain
   (loss) on security
   transactions..........        (295)       (1,201)        (5,062)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       6,087       (57,261)      (362,628)
                             --------    ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       5,801        60,783       (158,121)
                             --------    ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --            --
  Net transfers..........     260,256       106,750         29,122
  Surrenders for benefit
   payments and fees.....        (133)      (85,553)      (180,909)
  Net loan activity......      --           (21,239)        (4,352)
  Cost of insurance......      (2,755)      (36,190)       (35,615)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     257,368       (36,232)      (191,754)
                             --------    ----------     ----------
  Net increase (decrease)
   in net assets.........     263,169        24,551       (349,875)
                             --------    ----------     ----------
NET ASSETS:
  Beginning of period....      --         1,612,062      1,954,628
                             --------    ----------     ----------
  End of period..........    $263,169    $1,636,613     $1,604,753
                             ========    ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                          GROWTH                                                 INTERNATIONAL
                           GLOBAL EQUITY  GROWTH AND   OPPORTUNITIES  HEALTH SCIENCES  HIGH YIELD                 GROWTH AND
                               FUND       INCOME FUND      FUND            FUND           FUND      INCOME FUND   INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $   --        $   361,294    $ --            $     225     $  514,504   $   96,376     $   4,044
  Capital gains income...     1,790,987       252,208      --              --              --           --            22,136
  Net realized gain
   (loss) on security
   transactions..........      (324,648)       41,757       (5,811)        (40,073)       (10,178)         617       (12,297)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,180,209)   (2,040,671)     (10,269)       (130,854)      (365,242)      16,131       (98,887)
                            -----------   -----------    ---------       ---------     ----------   ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,713,870)   (1,385,412)     (16,080)       (170,702)       139,084      113,124       (85,004)
                            -----------   -----------    ---------       ---------     ----------   ----------     ---------
UNIT TRANSACTIONS:
  Purchases..............       --            --           --              --              --           --           --
  Net transfers..........      (341,627)      424,683       12,633        (225,230)       (13,804)     376,733       (35,423)
  Surrenders for benefit
   payments and fees.....      (481,254)   (1,439,337)      (1,405)        (29,983)      (192,262)     (22,390)       (6,705)
  Net loan activity......       (45,545)     (196,499)         (22)          8,062        (30,809)     (23,238)       (2,957)
  Cost of insurance......      (138,435)     (435,402)        (787)        (10,984)       (80,290)     (35,762)       (7,064)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,006,861)   (1,646,555)      10,419        (258,135)      (317,165)     295,343       (52,149)
                            -----------   -----------    ---------       ---------     ----------   ----------     ---------
  Net increase (decrease)
   in net assets.........    (3,720,731)   (3,031,967)      (5,661)       (428,837)      (178,081)     408,467      (137,153)
                            -----------   -----------    ---------       ---------     ----------   ----------     ---------
NET ASSETS:
  Beginning of period....     9,421,085    22,996,854       30,819         967,287      3,722,575    1,370,610       411,917
                            -----------   -----------    ---------       ---------     ----------   ----------     ---------
  End of period..........   $ 5,700,354   $19,964,887    $  25,158       $ 538,450     $3,544,494   $1,779,077     $ 274,764
                            ===========   ===========    =========       =========     ==========   ==========     =========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                            INTERNATIONAL
                           INTERNATIONAL  NEW OPPORTUNITIES
                            GROWTH FUND         FUND         INVESTORS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  --------------
OPERATIONS:
  Net investment
   income................    $   2,623        $--              $      687
  Capital gains income...       82,120         --                 --
  Net realized gain
   (loss) on security
   transactions..........        1,540           (8,167)          (15,361)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (243,928)         (81,967)         (228,797)
                             ---------        ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (157,645)         (90,134)         (243,471)
                             ---------        ---------        ----------
UNIT TRANSACTIONS:
  Purchases..............      --              --                 --
  Net transfers..........       42,462          (25,059)           69,737
  Surrenders for benefit
   payments and fees.....      (28,727)          (2,598)          (38,316)
  Net loan activity......        4,758               (4)           (5,591)
  Cost of insurance......      (14,722)          (4,524)          (16,410)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        3,771          (32,185)            9,420
                             ---------        ---------        ----------
  Net increase (decrease)
   in net assets.........     (153,874)        (122,319)         (234,051)
                             ---------        ---------        ----------
NET ASSETS:
  Beginning of period....      765,649          324,766           968,563
                             ---------        ---------        ----------
  End of period..........    $ 611,775        $ 202,447        $  734,512
                             =========        =========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                           MONEY MARKET  NEW OPPORTUNITIES                   OTC & EMERGING                    SMALL CAP
                               FUND            FUND         NEW VALUE FUND     GROWTH FUND     RESEARCH FUND  VALUE FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------------  --------------  -----------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $  222,324      $  --              $  7,639         $--              $  1,583      $      2
  Capital gains income...      --             1,820,780          20,553          --                19,877           102
  Net realized gain
   (loss) on security
   transactions..........      --               111,136          (1,354)         (110,947)           (291)       (8,748)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (5,734,787)         (3,319)          (42,434)        (79,675)        8,730
                            ----------      -----------        --------         ---------        --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      222,324       (3,802,871)         23,519          (153,381)        (58,506)           86
                            ----------      -----------        --------         ---------        --------      --------
UNIT TRANSACTIONS:
  Purchases..............    1,916,580         --               --               --                --            --
  Net transfers..........     (670,294)        (440,154)        537,658           (21,298)        231,561       183,560
  Surrenders for benefit
   payments and fees.....     (837,236)        (522,363)        (26,911)           (2,011)           (131)      (19,131)
  Net loan activity......       57,133          (67,561)             (2)               (4)         --            --
  Cost of insurance......     (129,837)        (190,262)        (15,904)           (3,598)         (7,724)       (2,086)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      336,346       (1,220,340)        494,841           (26,911)        223,706       162,343
                            ----------      -----------        --------         ---------        --------      --------
  Net increase (decrease)
   in net assets.........      558,670       (5,023,211)        518,360          (180,292)        165,200       162,429
                            ----------      -----------        --------         ---------        --------      --------
NET ASSETS:
  Beginning of period....    5,264,546       12,975,499         432,444           316,201         260,067        28,761
                            ----------      -----------        --------         ---------        --------      --------
  End of period..........   $5,823,216      $ 7,952,288        $950,804         $ 135,909        $425,267      $191,190
                            ==========      ===========        ========         =========        ========      ========

                           THE GEORGE
                           PUTNAM FUND
                            OF BOSTON
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................   $ 12,923
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........      2,266
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (6,715)
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,474
                            --------
UNIT TRANSACTIONS:
  Purchases..............     --
  Net transfers..........    197,806
  Surrenders for benefit
   payments and fees.....    (60,234)
  Net loan activity......     --
  Cost of insurance......     (9,262)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    128,310
                            --------
  Net increase (decrease)
   in net assets.........    136,784
                            --------
NET ASSETS:
  Beginning of period....    335,004
                            --------
  End of period..........   $471,788
                            ========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           UTILITIES GROWTH
                           AND INCOME FUND   VISTA FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -----------
OPERATIONS:
  Net investment
   income................     $   78,283     $   --
  Capital gains income...        132,443        110,443
  Net realized gain
   (loss) on security
   transactions..........        (21,635)       (31,271)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (786,561)      (521,346)
                              ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (597,470)      (442,174)
                              ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       --               --
  Net transfers..........       (156,757)         5,782
  Surrenders for benefit
   payments and fees.....        (29,576)       (39,653)
  Net loan activity......        (35,855)        (3,149)
  Cost of insurance......        (50,919)       (18,105)
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (273,107)       (55,125)
                              ----------     ----------
  Net increase (decrease)
   in net assets.........       (870,577)      (497,299)
                              ----------     ----------
NET ASSETS:
  Beginning of period....      2,821,496      1,312,640
                              ----------     ----------
  End of period..........     $1,950,919     $  815,341
                              ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                                                        NORTH AMERICAN
                                         ENTERPRISE   STRATEGIC STOCK  ASIA PACIFIC       GOVERNMENT           EMERGING
                           VOYAGER FUND   PORTFOLIO      PORTFOLIO     GROWTH FUND   SECURITIES PORTFOLIO  MARKET PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           ------------  -----------  ---------------  ------------  --------------------  ----------------
OPERATIONS:
  Net investment
   income................  $    16,423     $    2         $   21        $  --              $    59             -$-
  Capital gains income...    3,352,723         68         --               112,777        --                   --
  Net realized gain
   (loss) on security
   transactions..........     (254,695)     --            --                   143        --                   --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (7,000,825)      (302)            (9)         (224,758)       --                       (29)
                           -----------     ------         ------        ----------         -------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (3,886,374)      (232)            12          (111,838)             59                 (29)
                           -----------     ------         ------        ----------         -------              ------
UNIT TRANSACTIONS:
  Purchases..............      --           --            --               --             --                   --
  Net transfers..........     (545,624)     --            --                (3,853)       --                   --
  Surrenders for benefit
   payments and fees.....     (733,058)     --            --                (1,858)       --                   --
  Net loan activity......     (102,877)     --            --                (9,368)       --                   --
  Cost of insurance......     (286,447)     --            --                (8,923)       --                   --
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,668,006)     --            --               (24,002)       --                   --
                           -----------     ------         ------        ----------         -------              ------
  Net increase (decrease)
   in net assets.........   (5,554,380)      (232)            12          (135,840)             59                 (29)
                           -----------     ------         ------        ----------         -------              ------
NET ASSETS:
  Beginning of period....   17,880,146      1,138          1,112           488,396           1,198                 863
                           -----------     ------         ------        ----------         -------              ------
  End of period..........  $12,325,766     $  906         $1,124        $  352,556         $ 1,257              $  834
                           ===========     ======         ======        ==========         =======              ======

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Five ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractowners of the Company in various mutual funds ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.25% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An Annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-48 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                             SUM OF        SUM OF
                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Hartford Advisers HLS Fund..............  $  3,995,102  $  8,246,755
Hartford Bond HLS Fund..................     5,440,871     1,770,583
Hartford Capital Appreciation HLS
 Fund...................................     9,640,000    17,020,062
Hartford Dividend and Growth HLS Fund...     4,611,670     3,837,282
Hartford Global Advisers HLS Fund.......       127,227       201,645
Hartford Global Health HLS Fund.........       639,968       386,543
Hartford Global Leaders HLS Fund........     8,853,128     9,054,985
Hartford Global Technology HLS Fund.....     8,997,224     8,943,918
Hartford Growth and Income HLS Fund.....     1,297,326     1,101,139
Hartford High Yield HLS Fund............       445,119       144,105
Hartford Index HLS Fund.................     1,283,907     2,446,505
Hartford International Opportunities HLS
 Fund...................................     1,404,501     2,356,102
Hartford MidCap HLS Fund................    11,056,155    11,347,471
Hartford Money Market HLS Fund..........    44,651,505    45,658,070
Hartford Mortgage Securities HLS Fund...     4,099,651     1,823,623
Hartford Small Company HLS Fund.........       753,938       922,817
Hartford Stock HLS Fund.................     1,108,702     6,053,061
Morgan Stanley Select Dimensions
 American Opportunities Portfolio.......           244           909
Morgan Stanley Select Dimensions
 Balanced Growth Portfolio..............           319           288
Morgan Stanley Select Dimensions Capital
 Opportunities Portfolio................       --                201
Morgan Stanley Select Dimensions
 Developing Growth Portfolio............       --                906
Morgan Stanley Select Dimensions
 Diversified Income Portfolio...........           328           164
Morgan Stanley Select Dimensions
 Dividend Growth Portfolio..............         1,893         2,390
Morgan Stanley Select Dimensions Global
 Equity Portfolio.......................            25           798
Morgan Stanley Select Dimensions Money
 Market Portfolio.......................           542           889
Morgan Stanley Select Dimensions
 Utilities Portfolio....................           687           492
Morgan Stanley Select Dimensions
 Value-Added Market portfolio...........           337           666
Putnam VT American Government Income
 Fund...................................     1,537,576       192,906
Putnam VT Diversified Income Fund.......       630,519       445,827
Putnam VT Global Asset Allocation
 Fund...................................        90,846       179,574
Putnam VT Global Equity Fund............       326,538     1,643,470
Putnam VT Growth and Income Fund........       721,276     2,954,291
Putnam VT Growth Opportunities Fund.....        27,758        13,791
Putnam VT Health Sciences Fund..........        93,629       228,152
Putnam VT High Yield Fund...............       590,053       512,867
Putnam VT Income Fund...................       768,836       372,395
Putnam VT International Growth and
 Income Fund............................        85,212        32,171
Putnam VT International Growth Fund.....       816,965       788,446
Putnam VT International New
 Opportunities Fund.....................        26,192        19,534
Putnam VT Investors Fund................       421,808       479,383
Putnam VT Money Market Fund.............     3,764,737     4,123,624
Putnam VT New Opportunities Fund........       317,179     1,387,024
Putnam VT New Value Fund................       580,030       396,775
Putnam VT OTC & Emerging Growth Fund....        36,602        18,219
Putnam VT Research Fund.................       100,942        71,534
Putnam VT Small Cap Value Fund..........       488,692       320,314
Putnam VT The George Putnam Fund of
 Boston.................................       576,895       373,646
Putnam VT Utilities Growth and Income
 Fund...................................       100,003       239,126
Putnam VT Vista Fund....................       449,414       488,555
Putnam VT Voyager Fund..................       254,812     1,617,874
Universal Institutional Funds, Inc. High
 Yield Portfolio........................            83       --
Van Kampen Life Investment Trust
 Enterprise Portfolio...................             4       --
Van Kampen Life Investment Trust Growth
 and Income Portfolio...................            27       --
                                          ------------  ------------
                                          $121,216,997  $138,221,867
                                          ============  ============

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS        UNITS     NET INCREASE
FUND                                   ISSUED      REDEEMED     (DECREASE)
----                                 -----------  -----------  ------------
Hartford Advisers HLS Fund.........    1,325,057    4,407,652   (3,082,595)
Hartford Bond HLS Fund.............    2,763,376    1,170,157    1,593,219
Hartford Capital Appreciation HLS
 Fund..............................    3,700,357    6,631,387   (2,931,030)
Hartford Dividend and Growth HLS
 Fund..............................    1,239,386    1,782,631     (543,245)
Hartford Global Advisers HLS
 Fund..............................       93,171      140,804      (47,633)
Hartford Global Health HLS.........      453,817      289,777      164,040
Hartford Global Leaders HLS Fund...    6,053,567    6,231,849     (178,282)
Hartford Global Technology HLS.....   21,877,349   21,980,976     (103,627)
Hartford Growth and Income HLS
 Fund..............................    1,248,024    1,087,562      160,462
Hartford High Yield HLS Fund.......      382,021      146,876      235,145
Hartford Index HLS Fund............      250,216    1,136,761     (886,545)
Hartford International
 Opportunities HLS Fund............    1,021,866    1,935,679     (913,813)
Hartford MidCap HLS Fund...........    4,800,566    5,073,918     (273,352)
Hartford Money Market HLS Fund.....   33,545,607   34,521,629     (976,022)
Hartford Mortgage Securities HLS
 Fund..............................    2,249,546    1,069,982    1,179,564
Hartford Small Company HLS Fund....      554,487      715,793     (161,306)
Hartford Stock HLS Fund............      510,276    2,836,882   (2,326,606)
Morgan Stanley Select Dimensions
 American Opportunities
 Portfolio.........................      --                58          (58)
Morgan Stanley Select Dimensions
 Balanced Growth Portfolio.........      --                21          (21)
Morgan Stanley Select Dimensions
 Capital Opportunities Portfolio...      --                25          (25)
Morgan Stanley Select Dimensions
 Developing Growth Portfolio.......      --                74          (74)
Morgan Stanley Select Dimensions
 Diversified Income Portfolio......      --                16          (16)
Morgan Stanley Select Dimensions
 Dividend Growth Portfolio.........      --               193         (193)
Morgan Stanley Select Dimensions
 Global Equity Portfolio...........      --                73          (73)
Morgan Stanley Select Dimensions
 Money Market Portfolio............      --               705         (705)
Morgan Stanley Select Dimensions
 Utilities Portfolio...............      --                36          (36)
Morgan Stanley Select Dimensions
 Value-Added Market portfolio......      --                45          (45)
Putnam VT American Government
 Income Fund.......................      123,961       15,840      108,121
Putnam VT Diversified Income
 Fund..............................       33,981       31,238        2,743
Putnam VT Global Asset Allocation
 Fund..............................        3,554       10,385       (6,831)
Putnam VT Global Equity Fund.......       22,489      115,704      (93,215)
Putnam VT Growth and Income Fund...       19,680      141,144     (121,464)
Putnam VT Growth Opportunities
 Fund..............................        6,956        3,739        3,217
Putnam VT Health Sciences Fund.....        8,595       22,242      (13,647)
Putnam VT High Yield Fund..........       12,742       36,316      (23,574)
Putnam VT Income Fund..............       40,326       22,932       17,394
Putnam VT International Growth and
 Income Fund.......................        6,180        2,527        3,653
Putnam VT International Growth
 Fund..............................       58,997       78,740      (19,743)
Putnam VT International New
 Opportunities Fund................        2,524        1,992          532
Putnam VT Investors Fund...........       50,780       59,358       (8,578)
Putnam VT Money Market Fund........    3,034,037    3,342,404     (308,367)
Putnam VT New Opportunities Fund...       18,783       81,767      (62,984)
Putnam VT New Value Fund...........       36,063       27,935        8,128
Putnam VT OTC & Emerging Growth
 Fund..............................        6,517        3,896        2,621
Putnam VT Research Fund............        9,447        7,783        1,664
Putnam VT Small Cap Value Fund.....       30,319       20,121       10,198
Putnam VT The George Putnam Fund of
 Boston............................       53,255       35,291       17,964
Putnam VT Utilities Growth and
 Income Fund.......................        2,650       14,535      (11,885)
Putnam VT Vista Fund...............       35,134       39,494       (4,360)
Putnam VT Voyager Fund.............        9,954       79,341      (69,387)

_____________________________________ SA-50 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                CONTRACT             INVESTMENT
                                                     UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  -----------  -----------  -------  ----------  -----------
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges       33,795,146  $ 2.082167   $70,367,138    --          2.92%      (13.79)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges       36,877,742    2.415274    89,069,852    --          2.83%       (4.64)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges        9,539,672    1.937703    18,485,051    --          3.78%       10.08%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        7,946,454    1.760220    13,987,506    --          4.67%        8.68%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges       21,636,696    2.574254    55,698,351    --          0.59%      (19.70)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges       24,567,726    3.205777    78,758,651    --          0.62%       (6.94)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges       11,324,242    2.461617    27,875,947    --          1.41%      (14.23)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges       11,867,488    2.869881    34,058,278    --          1.50%       (4.04)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges        1,894,118    1.520294     2,879,617    --          0.05%       (8.95)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        1,941,752    1.669708     3,242,159    --          0.69%       (6.25)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD GLOBAL HEALTH HLS FUND
  2002  Lowest contract charges        1,201,884    1.255377     1,508,817    --          0.01%      (16.97)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        1,037,844    1.512036     1,569,257    --        --             2.04%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                CONTRACT             INVESTMENT
                                                     UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  -----------  -----------  -------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges        2,062,349  $ 1.237460   $ 2,552,074    --          0.83%      (19.51)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        2,240,631    1.537336     3,444,602    --          0.58%      (16.58)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges        1,244,510    0.296887       369,479    --        --           (38.59)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        1,348,137    0.483425       651,723    --        --           (22.81)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges        1,748,166    0.916970     1,603,015    --          0.37%      (24.65)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        1,587,703    1.216983     1,932,208    --        --            (8.02)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD HIGH YIELD HLS FUND
  2002  Lowest contract charges          838,059    1.049984       879,948    --          5.49%       (6.89)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges          602,914    1.127685       679,897    --          0.06%        2.69%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges        7,230,684    2.091070    15,119,866    --          1.05%      (22.45)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        8,117,229    2.696342    21,886,825    --          0.81%      (12.31)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges        6,368,304    1.150742     7,328,275    --          1.93%      (17.93)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        7,282,118    1.402184    10,210,869    --          0.12%      (18.73)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges        5,505,502    2.070898    11,401,334    --          0.13%      (14.22)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        5,778,855    2.414177    13,951,179    --        --            (3.62)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --

_____________________________________ SA-52 ____________________________________

                                                                CONTRACT             INVESTMENT
                                                     UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  -----------  -----------  -------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges       18,369,796  $ 1.444692   $26,538,698    --          1.44%        1.47%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges       19,345,818    1.423815    27,544,866    --          3.62%        3.87%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges        3,358,707    1.849328     6,211,350    --          3.11%        8.16%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        2,179,142    1.709890     3,726,094    --          5.28%        7.50%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges        3,575,444    1.111104     3,972,690    --        --           (30.23)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        3,736,750    1.592501     5,950,778    --        --           (14.92)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges       16,661,371    2.142421    35,695,672    --          0.95%      (24.25)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges       18,987,977    2.828189    53,701,587    --          0.74%      (12.23)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO
  2002  Lowest contract charges              100    8.527710           853    --          9.67%       (7.27)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges              100    9.196282           920    --         10.70%       (4.47)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. MID-CAP VALUE PORTFOLIO
  2002  Lowest contract charges              100    9.365069           937    --        --           (28.02)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges              100   13.011007         1,301    --          0.12%       (3.15)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS AMERICAN OPPORTUNITIES PORTFOLIO
  2002  Lowest contract charges            2,306   13.607641        31,378    --          0.67%      (21.56)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges            2,364   17.347667        41,014    --          0.24%      (29.47)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                CONTRACT             INVESTMENT
                                                     UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  -----------  -----------  -------  ----------  -----------
MORGAN STANLEY SELECT DIMENSIONS BALANCED GROWTH PORTFOLIO
  2002  Lowest contract charges              853  $12.642665   $    10,787    --          2.73%      (11.49)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges              874   14.283544        12,490    --          3.71%        1.21%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS CAPITAL OPPORTUNITIES PORTFOLIO
  2002  Lowest contract charges            1,027    6.223411         6,390    --        --           (43.82)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS DEVELOPING GROWTH PORTFOLIO
  2002  Lowest contract charges            3,010   10.667202        32,105    --        --           (27.73)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges            3,084   14.760751        45,516    --          1.07%      (25.49)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS DIVERSIFIED INCOME PORTFOLIO
  2002  Lowest contract charges              644   10.806902         6,960    --          4.92%        8.67%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges              660    9.944536         6,565    --          6.90%       (4.06)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS DIVIDEND GROWTH PORTFOLIO
  2002  Lowest contract charges            7,786   10.984402        85,523    --          1.94%      (17.92)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges            7,979   13.382770       106,776    --          1.78%       (5.45)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS GLOBAL EQUITY PORTFOLIO
  2002  Lowest contract charges            2,755    9.939417        27,381    --          0.08%      (17.37)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges            2,827   12.028929        34,010    --          0.70%      (17.22)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS GROWTH PORTFOLIO
  2002  Lowest contract charges              100    9.769666           977    --        --           (27.84)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges              100   13.539343         1,354    --        --           (15.23)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS MONEY MARKET PORTFOLIO
  2002  Lowest contract charges           28,605    1.269121        36,304    --          1.34%        1.34%
        Highest contract charges             100    7.597775           760    --          2.20%       (8.93)%
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           29,310    1.252325        36,706    --          3.82%        3.85%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --

_____________________________________ SA-54 ____________________________________

                                                                CONTRACT             INVESTMENT
                                                     UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  -----------  -----------  -------  ----------  -----------
MORGAN STANLEY SELECT DIMENSIONS UTILITIES PORTFOLIO
  2002  Lowest contract charges            1,512  $12.586473   $    19,033    --          3.31%      (20.37)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges            1,548   15.805870        24,470    --          2.20%      (25.51)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
MORGAN STANLEY SELECT DIMENSIONS VALUE-ADDED MARKET PORTFOLIO
  2002  Lowest contract charges            1,870   13.458791        25,168    --          1.20%      (15.97)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges            1,915   16.016697        30,669    --          0.89%       (1.83)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
  2002  Lowest contract charges          130,774   12.681507     1,658,417    --          0.94%        9.16%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           22,653   11.617169       263,169    --        --             6.73%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges          114,906   15.495559     1,780,538    --          8.22%        6.20%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges          112,164   14.591286     1,636,613    --          7.18%        3.82%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges           77,154   16.745232     1,291,967    --          2.04%      (12.36)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           83,986   19.107423     1,604,753    --          1.16%       (8.35)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT GLOBAL GROWTH FUND
  2002  Lowest contract charges          250,905   12.894160     3,235,215    --          0.35%      (22.16)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges          344,120   16.565013     5,700,354    --        --           (29.66)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges          695,138   19.855302    13,802,173    --          2.43%      (18.79)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges          816,602   24.448731    19,964,887    --          1.69%       (6.16)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                CONTRACT             INVESTMENT
                                                     UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  -----------  -----------  -------  ----------  -----------
PUTNAM VT GROWTH OPPORTUNITIES FUND
  2002  Lowest contract charges            8,258  $ 3.524438   $    29,104    --        --           (29.38)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges            5,041    4.990598        25,158    --        --           (31.92)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges           32,068    9.398432       301,390    --          0.08%      (20.21)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           45,715   11.778483       538,450    --          0.04%      (19.53)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges          221,337   14.394905     3,186,118    --         12.70%       (0.54)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges          244,910   14.472655     3,544,494    --         13.89%        3.87%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT INCOME FUND
  2002  Lowest contract charges          125,135   17.849113     2,233,540    --          4.83%        8.09%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges          107,740   16.512627     1,779,077    --          5.91%        7.53%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges           24,294   11.491612       279,182    --          0.70%      (13.67)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           20,641   13.311451       274,764    --          1.17%      (20.67)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges           63,116   13.123486       828,297    --          0.88%      (17.52)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           38,451   15.910584       611,775    --          0.38%      (20.41)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges           20,206    8.904884       179,931    --          0.88%      (13.46)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           19,674   10.289959       202,447    --        --           (28.52)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --

_____________________________________ SA-56 ____________________________________

                                                                CONTRACT             INVESTMENT
                                                     UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  -----------  -----------  -------  ----------  -----------
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges           71,003  $ 7.044133   $   500,155    --          0.41%      (23.68)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           79,581    9.229757       734,512    --          0.09%      (24.61)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges        3,797,848    1.438812     5,464,389    --          1.45%        1.46%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges        4,106,215    1.418147     5,823,216    --          3.81%        4.00%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges          306,067   15.020269     4,597,202    --        --           (30.29)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges          369,050   21.548010     7,952,288    --        --           (29.99)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges           67,921   13.446851       913,320    --          4.24%      (15.44)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           59,793   15.901590       950,804    --          0.99%        3.61%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges           24,963    4.132761       103,168    --        --           (32.06)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           22,343    6.082943       135,909    --        --           (45.57)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT RESEARCH FUND
  2002  Lowest contract charges           34,938    9.961695       348,045    --          0.78%      (22.06)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
        2001 Lowest contract
        charges                           33,274   12.780817       425,267    --          0.42%      (18.62)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT SMALL CAP VALUE FUND
  2002  Lowest contract charges           21,856   13.438856       293,713    --          1.25%      (18.06)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           11,657   16.401114       191,190    --        --            18.42%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                CONTRACT             INVESTMENT
                                                     UNIT        OWNERS'    EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#    EQUITY     RATIO*    RATIO**     RETURN***
                                   -------------  -----------  -----------  -------  ----------  -----------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges           59,384  $10.414377   $   618,448    --          2.08%       (8.57)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           41,421   11.390190       471,788    --          2.94%        0.74%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges           84,811   15.367282     1,303,310    --          3.78%      (23.83)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           96,697   20.175624     1,950,919    --          3.30%      (22.15)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges           52,279   10.022314       523,960    --        --           (30.38)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges           56,640   14.395231       815,341    --        --           (33.40)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
PUTNAM VT VOYAGER FUND
  2002  owest contract charges           406,918   19.062700     7,756,961    --          0.90%      (26.34)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
  2001  Lowest contract charges          476,305   25.877868    12,325,766    --          0.12%      (22.24)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO
  2002  Lowest contract charges              100    6.402052           640    --          0.47%      (29.33)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO
  2002  Lowest contract charges              100    9.761485           976    --          2.58%      (13.19)%
        Highest contract charges        --            --           --         --        --           --
        Remaining contract
        charges                         --            --           --         --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-58 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

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In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or
Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

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In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and
Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  (a) Consent of Deloitte & Touche LLP.

          (b) Consent of Arthur Andersen LLP.(5)

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.(6)



--------------
  (1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83654, filed with the Securities and Exchange Commission on May 1, 1995.
  (2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No 33-83654 filed with the Securities and Exchange Commission on May 1, 1996.
  (3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, file No. 333-66343, filed with the Securities and Exchange Commission on February 8, 2001.
  (4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form S-6, file No. 33-83654, filed with the Securities and Exchange Commission on April 14, 1999.
  (5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.
  (6) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, filed on April 7, 2003.

Item 28.  Officers and Directors.

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President & Chief Financial Officer
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Lois W. Grady                                Executive Vice President
-------------------------------------------- ------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Senior Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company of America - Separate Account One Servus Life Insurance Company of America - Separate Account Two

          (b)  Directors and Officers of HSD

                                    POSITIONS AND OFFICES
               NAME                    WITH UNDERWRITER
               ----                 ---------------------
          David A. Carlson         Vice President
          Bruce W. Ferris          Vice President
          George R. Jay            Controller
          Stephen T. Joyce         Vice President
          Ryan Johnson             Vice President
          Thomas M. Marra          President, Chief Executive Officer and
                                   Chairman of the Board, Director
          Christine Hayer Repasy   Senior Vice President, General Counsel and
                                   Corporate Secretary
          Martin A. Swanson        Vice President
          John C. Walters          Executive Vice President, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of April, 2003.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
        (Registrant)

By:   Thomas M. Marra                             *By:  /s/ Marianne O'Doherty
    ------------------------------------------         ------------------------
      Thomas M. Marra, President,                           Marianne O'Doherty
      Chief Executive Officer and                           Attorney-In-Fact
      Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
        (Depositor)

By:   Thomas M. Marra
    ------------------------------------------
      Thomas M. Marra, President,
      Chief Executive Officer and
      Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Chief Financial Officer*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Senior Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,        *By:  /s/ Marianne O'Doherty
     Director*                                          ------------------------
John C. Walters, Executive Vice President,                   Marianne O'Doherty
     Director*                                               Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                     Date: April 10, 2003
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*



33-83654

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Consent of Deloitte & Touche LLP.

1.3  Power of Attorney.